UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                     Date of reporting period: June 30, 2008
                     --------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Investment Trust
Mellon Capital Large Cap Growth Fund
Schedule of Investments--June 30, 2008 (Unaudited)

Security                                                                               Shares                   Value ($)
---------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.5%

EQUITIES--98.8%

Consumer Cyclicals--8.8%
Coach, Inc.                                                                                800 a                  23,104
Costco Wholesale Corp.                                                                     550                    38,577
CVS Caremark Corp.                                                                         850                    33,634
McDonald's Corp.                                                                           900                    50,598
NIKE, Inc., Class B                                                                        600                    35,766
Wal-Mart Stores, Inc.                                                                      950                    53,390
Wynn Resorts Ltd.                                                                          150                    12,203
                                                                                                                 247,272

Consumer Hard Goods--1.0%
Hasbro, Inc.                                                                               450                    16,074
WABCO Holdings, Inc.                                                                       250                    11,615
                                                                                                                  27,689

Consumer Staples--7.7%
Altria Group, Inc.                                                                       1,050                    21,588
Coca-Cola Co.                                                                              700                    36,386
Kimberly-Clark Corp.                                                                       250                    14,945
Pactiv Corp.                                                                               500 a                  10,615
Pepsico, Inc.                                                                            1,000                    63,590
Philip Morris International, Inc.                                                        1,000                    49,390
Procter & Gamble Co.                                                                       350                    21,284
                                                                                                                 217,798

Financials--4.4%
AFLAC, Inc.                                                                                450                    28,260
American Express Co.                                                                       500                    18,835
Assurant, Inc.                                                                             200                    13,192
IntercontinentalExchange, Inc.                                                             100 a                  11,400
MasterCard, Inc., Class A                                                                  100                    26,552
NYSE Euronext                                                                              250                    12,665
ProLogis REIT                                                                              250                    13,588
                                                                                                                 124,492

Health Care--14.2%
Aetna, Inc.                                                                                350                    14,185
AmerisourceBergen Corp.                                                                    400                    15,996
Amgen, Inc.                                                                                600 a                  28,296
Becton Dickinson & Co.                                                                     350                    28,455
Celgene Corp.                                                                              450 a                  28,741
Cigna Corp.                                                                                250                     8,847
Endo Pharmaceuticals Holdings, Inc.                                                        650 a                  15,723
Forest Laboratories, Inc.                                                                  550 a                  19,107
Genentech, Inc.                                                                            300 a                  22,770
Herbalife Ltd.                                                                             500                    19,375
Humana, Inc.                                                                               300 a                  11,931
Johnson & Johnson                                                                          700                    45,038
Kinetic Concepts, Inc.                                                                     300 a, b               11,973
Laboratory Corp. of America Holdings                                                       250 a, b               17,408
Medtronic, Inc.                                                                            700                    36,225
Merck & Co., Inc.                                                                        1,150                    43,344
Warner Chilcott Ltd., Class A                                                              750 a                  12,712
Zimmer Holdings, Inc.                                                                      300 a                  20,415
                                                                                                                 400,541

Industrials--11.9%
Boeing Co.                                                                                 500                    32,860
CSX Corp.                                                                                  400                    25,124
Donaldson Co., Inc.                                                                        250                    11,160
Emerson Electric Co.                                                                       750                    37,087
Flowserve Corp.                                                                            100                    13,670
Fluor Corp.                                                                                250                    46,520
Hewitt Associates, Inc., Class A                                                           300 a                  11,499
Honeywell International, Inc.                                                              450                    22,626
Jacobs Engineering Group, Inc.                                                             300 a                  24,210
Kirby Corp.                                                                                400 a                  19,200
Manitowoc Co., Inc.                                                                        300                     9,759
Parker Hannifin Corp.                                                                      375                    26,745
Raytheon Co.                                                                               450                    25,326
Rockwell Collins, Inc.                                                                     300                    14,388
Woodward Governor Co.                                                                      400                    14,264
                                                                                                                 334,438

Information--6.9%
Accenture Ltd., Class A                                                                  1,000                    40,720
Akamai Technologies, Inc.                                                                  600 a, b               20,874
Google, Inc., Class A                                                                      100 a                  52,642
News Corp., Class A                                                                        700                    10,528
Priceline.com, Inc.                                                                        100 a, b               11,546
Walt Disney Co.                                                                          1,300                    40,560
Watson Wyatt Worldwide, Inc., Class A                                                      350                    18,512
                                                                                                                 195,382

Materials--6.3%
Celanese Corp., Class A                                                                    450                    20,547
CF Industries Holdings, Inc.                                                               100                    15,280
El Du Pont de Nemours & Co.                                                                400                    17,156
Freeport-McMoRan Cooper and Gold, Inc.                                                     250                    29,297
Monsanto Co.                                                                               550                    69,542
Nucor Corp.                                                                                350                    26,135
                                                                                                                 177,957

Oil And Gas Producer--12.0%
Cimarex Energy Co.                                                                         200                    13,934
ConocoPhillips                                                                             400                    37,756
ENSCO International, Inc.                                                                  400 b                  32,296
Exxon Mobil Corp.                                                                          550                    48,471
FMC Technologies, Inc.                                                                     200 a                  15,386
Marathon Oil Corp.                                                                         200                    10,374
McDermott International, Inc.                                                              350 a                  21,662
National-Oilwell Varco, Inc.                                                               400 a                  35,488
Noble Corp.                                                                                400                    25,984
Occidental Petroleum Corp.                                                                 450                    40,437
Patterson-UTI Energy, Inc.                                                                 450                    16,218
Schlumberger Ltd.                                                                          150                    16,115
Valero Energy Corp.                                                                        550                    22,649
                                                                                                                 336,770

Technology--24.5%
Adobe Systems, Inc.                                                                        600 a                  23,634
Apple Computer, Inc.                                                                       500 a                  83,720
Applied Materials, Inc.                                                                  1,750                    33,407
Cisco Systems, Inc.                                                                      3,050 a                  70,943
Danaher Corp.                                                                              150                    11,595
Dolby Laboratories, Inc., Class A                                                          400 a                  16,120
EMC Corp.                                                                                1,350 a                  19,831
Harris Corp.                                                                               250                    12,623
Hewlett-Packard Co.                                                                      1,150                    50,842
Intel Corp.                                                                              1,300                    27,924
International Business Machines Corp.                                                      600                    71,118
Linear Technology Corp.                                                                    450 b                  14,657
McAfee, Inc.                                                                               300 a                  10,209
Microsoft Corp.                                                                          3,800                   104,538
National Semiconductor Corp.                                                               400                     8,216
Nokia OYJ ADR                                                                              500                    12,250
Nvidia Corp.                                                                               400 a                   7,488
Oracle Corp.                                                                             2,050 a                  43,050
QUALCOMM, Inc.                                                                             600                    26,622
Texas Instruments, Inc.                                                                  1,300                    36,608
                                                                                                                 685,395

Telecommunications--0.5%
NII Holdings, Inc.                                                                         300 a                  14,247

Utilities--0.6%
Sempra Energy                                                                              300                    16,935

TOTAL EQUITIES (Cost $2,650,949)                                                                               2,778,916

INVESTMENT OF CASH COLLATERAL--0.7%
BlackRock Cash Strategies L.L.C (Cost $20,143)                                          20,143 c,e                20,143
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,671,092)                                                               2,799,059

AFFILIATED INVESTMENTS--4.9%
Dreyfus Institutional Cash Advantage Fund                                               77,407 d,e                77,407
Dreyfus Institutional Preferred Plus Money Market Fund                                  61,150 d                  61,150
                                                                                                              ----------
TOTAL AFFILIATED INVESTMENTS (Cost $138,557)                                                                     138,557

TOTAL INVESTMENTS--104.4% (Cost $2,809,649)                                                                    2,937,616
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.4%)                                                                   (124,009)
                                                                                                              ----------
NET ASSETS--100.0%                                                                                             2,813,607
                                                                                                              ==========


Notes to Schedule of Investments
ADR - American Depository Receipts
REIT - Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $20,143 or 0.7% of net assets
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,809,649. Net unrealized appreciation on investments was $127,967 of which $291,282 related to appreciated investment securities and $163,315 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
Mellon Equity Micro Cap Fund
Schedule of Investments--June 30, 2008 (Unaudited)

Security                                                                              Shares                     Value ($)
---------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.3%

EQUITIES--99.9%

Consumer Cyclicals--5.1%
1-800-Flowers.Com, Inc., Class A                                                         4,650 a                  29,993
CEC Entertainment, Inc.                                                                    900 a                  25,209
Great Wolf Resorts, Inc.                                                                 4,300 a                  18,791
HOT Topic, Inc.                                                                          3,500 a                  18,935
Jos A Bank Clothiers, Inc.                                                               1,600 a,b                42,800
Maidenform Brands, Inc.                                                                  2,200 a                  29,700
Monarch Casino & Resort, Inc.                                                            2,300 a,b                27,140
Papa John's International, Inc.                                                          1,400 a                  37,226
Perry Ellis International, Inc.                                                          1,800 a                  38,196
Red Robin Gourmet Burgers, Inc.                                                            600 a,b                16,644
School Specialty, Inc.                                                                   1,300 a                  38,649
True Religion Apparel, Inc.                                                              1,600 a,b                42,640
                                                                                                                 365,923

Consumer Hard Goods--3.6%
ATC Technology Corp.                                                                     1,550 a                  36,084
Ethan Allen Interiors, Inc.                                                              1,100 b                  27,060
Fuel Systems Solutions, Inc.                                                             1,550 a                  59,675
JAKKS Pacific, Inc.                                                                      1,800 a                  39,330
Knoll, Inc.                                                                              2,250                    27,338
Midas, Inc.                                                                              3,250 a,b                43,875
Movado Group, Inc.                                                                       1,100                    21,780
                                                                                                                 255,142

Consumer Staples--2.6%
Core-Mark Holding Co., Inc.                                                              1,400 a                  36,680
Diamond Foods, Inc.                                                                      2,100                    48,384
Elizabeth Arden, Inc.                                                                    1,700 a                  25,806
Omega Protein Corp.                                                                      2,900 a                  43,355
WD-40 Co.                                                                                1,000                    29,250
                                                                                                                 183,475

Financials--20.7%
Abington Bancorp, Inc.                                                                   3,700                    33,744
Agree Realty Corp. REIT                                                                  1,100                    24,255
American Physicians Capital, Inc.                                                        1,450                    70,238
Amerisafe, Inc.                                                                          2,350 a                  37,459
BancFirst Corp.                                                                          1,050 b                  44,940
Bank Mutual Corp.                                                                        3,100                    31,124
Brookline Bancorp, Inc.                                                                  2,200                    21,010
City Holding Co.                                                                         1,350                    55,039
Cogdell Spencer, Inc. REIT                                                               1,500                    24,375
Community Bank System, Inc.                                                              1,500                    30,930
Community Trust Bancorp, Inc.                                                            1,100                    28,886
Darwin Professional Underwriters, Inc.                                                   1,200 a                  36,960
Dime Community Bancshares                                                                2,950                    48,704
Education Realty Trust, Inc. REIT                                                        2,200                    25,630
Encore Capital Group, Inc.                                                               3,300 a                  29,139
FCStone Group, Inc.                                                                      1,150 a                  32,119
First Financial Bankshares, Inc.                                                         1,100                    50,391
First Financial Corp.                                                                    1,400                    42,854
First Merchants Corp.                                                                    1,400                    25,410
Flushing Financial Corp.                                                                 1,800                    34,110
FPIC Insurance Group, Inc.                                                                 800 a                  36,256
Home Bancshares, Inc.                                                                    1,800 b                  40,464
Independent Bank Corp.                                                                   1,250                    29,800
LaBranche & Co., Inc.                                                                    6,250 a                  44,250
Lakeland Bancorp, Inc.                                                                   3,600 b                  43,848
Lakeland Financial Corp.                                                                 1,450 b                  27,666
LTC Properties, Inc. REIT                                                                1,400                    35,784
MainSource Financial Group, Inc.                                                         2,200                    34,100
NorthStar Realty Finance Corp. REIT                                                      3,650 b                  30,368
OceanFirst Financial Corp.                                                               1,600                    28,880
Oriental Financial Group, Inc.                                                           2,000                    28,520
Pinnacle Financial Partners, Inc.                                                        1,800 a,b                36,162
Provident New York Bancorp, Inc.                                                         2,700                    29,862
Renasant Corp.                                                                           2,100                    30,933
Republic Bancorp, Inc., Class A                                                          1,500                    36,900
S&T Bancorp, Inc.                                                                        1,800                    52,308
S.Y. Bancorp, Inc.                                                                         900 b                  19,224
SCBT Financial Corp.                                                                     1,100 b                  31,416
Simmons First National Corp., Class A                                                    1,150                    32,166
Southside Bancshares, Inc.                                                               2,110 b                  38,908
Tompkins Financial Corp.                                                                 1,150 b                  42,780
World Acceptance Corp.                                                                     850 a                  28,620
                                                                                                               1,486,532

Health Care--18.2%
Albany Molecular Research, Inc.                                                          4,100 a                  54,407
Allos Therapeutics, Inc.                                                                 4,100 a                  28,331
Analogic Corp.                                                                             750                    47,302
Animal Health International, Inc.                                                        4,750 a                  29,592
Cambrex Corp.                                                                            4,050 a                  23,773
CONMED Corp.                                                                             1,550 a                  41,152
Cougar Biotechnology, Inc.                                                               1,000 a,b                23,830
Cubist Pharmaceuticals, Inc.                                                             2,800 a                  50,008
Cynosure, Inc., Class A                                                                  2,250 a                  44,595
Cypress Bioscience, Inc.                                                                 6,400 a,b                46,016
Datascope Corp.                                                                          1,400                    65,800
Enzon Pharmaceuticals, Inc.                                                              7,200 a,b                51,264
Five Star Quality Care, Inc.                                                             5,000 a                  23,650
Genoptix, Inc.                                                                           1,700 a                  53,635
Gentiva Health Services, Inc.                                                            2,800 a                  53,340
Hanger Orthopedic Group, Inc.                                                            1,750 a                  28,857
I-Flow Corp.                                                                             2,750 a                  27,912
Kensey Nash Corp.                                                                        1,200 a                  38,460
Martek Biosciences Corp.                                                                 1,250 a                  42,138
Medcath Corp.                                                                            1,800 a                  32,364
Medical Action Industries, Inc.                                                          1,000 a                  10,370
Merit Medical Systems, Inc.                                                              3,350 a                  49,245
MWI Veterinary Supply, Inc.                                                              1,600 a                  52,976
Neogen Corp.                                                                             2,100 a                  48,069
OSI Systems, Inc.                                                                        1,900 a                  40,698
Pain Therapeutics, Inc.                                                                  6,500 a,b                51,350
PharmaNet Development Group, Inc.                                                        1,000 a                  15,770
Pozen, Inc.                                                                              3,100 a,b                33,728
RehabCare Group, Inc.                                                                    2,200 a                  35,266
Symmetry Medical, Inc.                                                                   1,900 a                  30,818
Viropharma, Inc.                                                                         5,700 a                  63,042
Vital Signs, Inc.                                                                        1,150                    65,297
                                                                                                               1,303,055

Industrials--12.8%
AAON, Inc.                                                                               2,550                    49,113
American Ecology Corp.                                                                   1,800                    53,154
AZZ, Inc.                                                                                1,000 a                  39,900
Badger Meter, Inc.                                                                       1,200 b                  60,636
CIRCOR International, Inc.                                                                 900                    44,091
Columbus McKinnon Corp.                                                                  1,700 a                  40,936
Comfort Systems USA, Inc.                                                                4,200                    56,448
Ducommun, Inc.                                                                           1,950 a                  44,772
HEICO Corp.                                                                              1,150 b                  37,421
Houston Wire & Cable Co.                                                                 2,550                    50,745
Intevac, Inc.                                                                            1,650 a                  18,612
Key Technology, Inc.                                                                     1,150 a                  36,582
LSI Industries, Inc.                                                                     1,900                    15,428
Marten Transport Ltd.                                                                    2,400 a                  38,328
Mitcham Industries, Inc.                                                                 2,600 a                  44,408
NCI Building Systems, Inc.                                                               1,150 a                  42,240
On Assignment, Inc.                                                                      5,100 a                  40,902
Quanex Building Products Corp.                                                           1,850                    27,491
Standard Parking Corp.                                                                   2,000 a                  36,400
Sun Hydraulics Corp.                                                                     1,250                    40,338
Teekay Tankers Ltd., Class A                                                             1,700                    39,457
TrueBlue, Inc.                                                                           1,400 a                  18,494
Universal Truckload Services, Inc.                                                       2,000 a                  44,040
                                                                                                                 919,936

Information--6.8%
Art Technology Group, Inc.                                                               8,300 a                  26,560
CBIZ, Inc.                                                                               4,800 a,b                38,160
COMSYS IT Partners, Inc.                                                                 5,100 a                  46,512
Entercom Communications Corp., Class A                                                   1,900                    13,338
ExlService Holdings, Inc.                                                                  900 a                  12,627
ICF International, Inc.                                                                  1,800 a                  29,916
iGate Corp.                                                                              6,400 a                  52,032
Interwoven, Inc.                                                                         3,350 a                  40,234
Kenexa Corp.                                                                             1,650 a                  31,086
Layne Christensen Co.                                                                      800 a                  35,032
Marchex, Inc., Class B                                                                   2,900 b                  35,728
Online Resources Corp.                                                                   3,100 a                  25,885
SonicWALL, Inc.                                                                          5,400 a                  34,830
SYKES Enterprises, Inc.                                                                  1,700 a                  32,062
United Online, Inc.                                                                      3,500                    35,105
                                                                                                                 489,107

Materials--6.2%
A.M. Castle and Co.                                                                      1,400                    40,054
Buckeye Technologies, Inc.                                                               3,300 a                  27,918
Calgon Carbon Corp.                                                                      1,700 a,b                26,282
Innophos Holdings, Inc.                                                                  2,600                    83,070
Koppers Holdings, Inc.                                                                   1,250                    52,338
Olympic Steel, Inc.                                                                      1,150                    87,308
Schulman A., Inc.                                                                        1,850                    42,606
Tredegar Corp.                                                                           1,700                    24,990
Universal Stainless and Alloy Products, Inc.                                             1,700 a                  62,968
                                                                                                                 447,534

Oil And Gas Producer--6.8%
Approach Resources, Inc.                                                                 2,950 a                  79,030
Callon Petroleum Co.                                                                     2,800 a                  76,608
Dawson Geophysical Co.                                                                     800 a                  47,568
Duncan Energy Partners LP                                                                1,800                    32,472
GeoResources, Inc.                                                                       2,600 a,b                47,892
Trico Marine Services, Inc.                                                              1,300 a,b                47,346
TXCO Resources, Inc.                                                                     4,000 a                  47,040
Vaalco Energy, Inc.                                                                      9,300 a                  78,771
Williams Pipeline Partners LP                                                            1,600                    27,616
                                                                                                                 484,343

Technology--15.1%
Advanced Energy Industries, Inc.                                                         1,900 a                  26,030
Avocent Corp.                                                                            1,800 a                  33,480
Bel Fuse, Inc., Class B                                                                  1,300                    32,123
Brooks Automation, Inc.                                                                  2,350 a                  19,434
Cabot Microelectronics Corp.                                                             1,100 a                  36,465
Cirrus Logic, Inc.                                                                       6,400 a                  35,584
Computer Programs & Systems, Inc.                                                        2,050                    35,526
CPI International, Inc.                                                                  1,900 a                  23,370
CTS Corp.                                                                                3,950                    39,697
Digi International, Inc.                                                                 4,700 a                  36,895
EMS Technologies, Inc.                                                                   1,800 a                  39,312
Epicor Software Corp.                                                                    3,800 a                  26,258
Excel Technology, Inc.                                                                   1,150 a                  25,668
Gerber Scientific, Inc.                                                                  4,800 a                  54,624
Ixia                                                                                     3,200 a                  22,240
JDA Software Group, Inc.                                                                 2,100 a                  38,010
Landauer, Inc.                                                                           1,200                    67,488
LoJack Corp.                                                                             1,500 a                  11,940
Manhattan Associates, Inc.                                                               1,900 a                  45,087
Mattson Technology, Inc.                                                                 2,950 a                  14,042
MTS Systems Corp.                                                                          900                    32,292
Newport Corp.                                                                            3,200 a                  36,448
Novatel Wireless, Inc.                                                                   3,550 a                  39,512
QAD, Inc.                                                                                2,400                    16,248
Rackable Systems, Inc.                                                                   3,700 a                  49,580
Radiant Systems, Inc.                                                                    2,950 a                  31,654
Rimage Corp.                                                                             1,550 a                  19,205
S1 Corp.                                                                                 5,700 a                  43,149
SPSS, Inc.                                                                               1,300 a                  47,281
Supertex, Inc.                                                                             850 a,b                19,839
Techwell, Inc.                                                                           3,450 a                  42,504
Vignette Corp.                                                                           3,300 a                  39,600
                                                                                                               1,080,585

Telecommunications--0.8%
Atlantic Tele-Network, Inc.                                                              1,150                    31,636
Oplink Communications, Inc.                                                              2,600 a                  24,960
                                                                                                                  56,596

Utilities--1.2%
California Water Service Group                                                             950                    31,131
Chesapeake Utilities Corp.                                                                 700                    18,004
Laclede Group, Inc.                                                                        950                    38,352
                                                                                                                  87,487
Total Equities (Cost $7,603,701)                                                                               7,159,715

INVESTMENT OF CASH COLLATERAL--5.4%
BlackRock Cash Strategies L.L.C. (Cost $382,635)                                       382,635 c,e               382,635
TOTAL UNAFFILIATED INVESTMENTS (Cost $7,986,336)                                                               7,542,350

AFFILIATED INVESTMENTS--9.8%
Dreyfus Institutional Cash Advantage Fund                                              689,741 d,e               689,741
Dreyfus Institutional Preferred Plus Money Market Fund                                  13,999 d                  13,999
                                                                                                              -----------
TOTAL AFFILIATED INVESTMENTS (Cost $703,740)                                                                     703,740

TOTAL INVESTMENTS--115.1% (Cost $8,690,076)                                                                    8,246,090
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.1%)                                                                (1,081,478)
                                                                                                              -----------
NET ASSETS--100%                                                                                               7,164,612
                                                                                                              ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $382,635 or 5.4% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,690,076. Net unrealized depreciation on investments was $443,986 of which $559,544 related to appreciated investment securities and $1,003,530 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
Newton International Equity Fund
Schedule of Investments - June 30, 2008 (Unaudited)

Security                                                         Shares                         Value ($)
---------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.1%

EQUITIES--98.3%

Australia--2.2%
QBE Insurance Group Ltd.                                            18,888                       401,008
Telstra Corp. Ltd.                                                 190,857                       774,952
                                                                                               1,175,960
Austria--0.8%
Strabag SE                                                           5,726                       445,085

Brazil--5.2%
All America Latina Logistica SA                                     27,458                       353,440
GVT Holding SA                                                      15,500 a                     377,176
JBS SA                                                              83,800                       423,523
Petroleo Brasileiro SA - ADR                                        15,895                       921,115
Tele Norte Leste Participacoes SA - ADR                             28,582                       711,978
                                                                                               2,787,232

Canada--2.2%
EnCana Corp.                                                         5,229                       478,748
Nexen, Inc.                                                          9,090                       362,459
Suncor Energy, Inc.                                                  5,968                       346,480
                                                                                               1,187,687

Denmark--1.1%
A P Moller-Maersk AS, Class B                                           46                       560,331
Finland--1.5%
Elisa OYJ                                                           11,490                       239,433
Nokia Oyj                                                           22,934                       561,777
                                                                                                 801,210

France--3.2%
Alstom SA                                                            1,538                       352,614
ArcelorMittal                                                        3,642                       359,500
Suez SA                                                              6,800                       461,811
Thales SA                                                            9,350                       531,923
                                                                                               1,705,848

Germany--11.4%
Bayer AG                                                             9,745                       818,492
Deutsche Boerse AG                                                   3,815                       428,027
E. On AG                                                             7,352                     1,480,479
Fresenius Medical Care AG & Co. KGaA                                 7,477                       411,707
Gerry Weber International AG                                        10,937                       344,332
K+S AG                                                               2,133                     1,223,721
SAP AG                                                              11,460                       599,038
Stada Arzneimittel AG                                                5,042                       360,965
Symrise AG                                                          19,699                       427,620
                                                                                               6,094,381

Hong Kong--2.4%
Harbin Power Equipment Co., Ltd.                                   116,000                       168,116
Huabao International Holdings Ltd.                                 460,000                       436,578
Peace Mark Holdings Ltd.                                           516,000                       358,692
Sun Hung Kai Properties Ltd.                                        25,000                       339,233
                                                                                               1,302,619

Indonesia--0.7%
PT Bumi Resources TBK                                              420,000                       373,738
Japan--17.0%
Canon, Inc.                                                         10,600                       545,434
Daiwa Securities Group, Inc.                                        57,000                       524,286
Ibiden Co., Ltd.                                                    11,500                       418,339
Japan Tobacco, Inc.                                                    209                       892,253
KDDI Corp.                                                              89                       550,222
Mitsubishi Corp.                                                    30,000                       989,539
Mizuho Financial Group, Inc.                                           227                     1,061,088
Nintendo Co., Ltd.                                                     900                       508,058
Nissan Motor Co., Ltd.                                             100,700                       832,286
NTT Urban Development Corp.                                            473                       619,612
Olympus Corp.                                                       12,000                       405,994
Sawai Pharmaceutical Co., Ltd.                                       6,300                       265,394
T&D Holdings, Inc.                                                   8,550                       526,166
Takeda Pharmaceutical Co., Ltd.                                      6,900                       351,145
Yamada Denki Co., Ltd.                                               7,720                       550,025
                                                                                               9,039,841

Malaysia--0.8%
Bursa Malaysia Bhd                                                  70,000                       159,724
Telekom Malaysia Bhd                                               287,300                       279,821
                                                                                                 439,545

Netherlands--2.6%
Koninklijke Philips Electronics NV                                  11,182                       377,584
Unilever NV                                                         34,863                       988,637
                                                                                               1,366,221

Norway--3.2%
Aker Solutions ASA                                                  12,084                       284,296
StatoilHydro ASA                                                    28,123                     1,050,625
Subsea 7, Inc.                                                      15,811 a                     399,078
                                                                                               1,733,999

Peru--0.6%
Credicorp Ltd.                                                       4,099                       336,610
Russia--2.7%
AFK Sistema - GDR                                                   16,835 a                     506,060
Evraz Group SA - GDR                                                 5,421                       631,547
OAO Gazprom ADR                                                      5,604                       325,032
                                                                                               1,462,639

Singapore--3.7%
DBS Group Holdings Ltd.                                             24,000                       332,824
Indofood Agri Resources Ltd.                                       336,000 a                     630,000
Jardine Matheson Holdings Ltd.                                      32,000                       992,000
                                                                                               1,954,824

South Africa--2.2%
ArcelorMittal South Africa Ltd.                                     15,468                       441,317
Gold Fields Ltd.                                                    23,792 b                     302,141
MTN Group Ltd.                                                      26,680 b                     422,946
                                                                                               1,166,404

South Korea--0.4%
LG Telecom Ltd.                                                     25,678                       194,625

Spain--1.4%
Telefonica SA                                                       27,532                       727,618

Sweden--1.4%
Tele2 AB, Class B                                                   20,149                       391,966
Telefonaktiebolaget LM Ericsson, Class B                            36,997                       381,990
                                                                                                 773,956

Switzerland--11.4%
ABB Ltd.                                                            13,908 a                     392,620
Actelion Ltd.                                                        5,705 a                     303,624
Bank Sarasin & Cie AG                                                6,868                       308,678
Nestle SA                                                           29,330                     1,322,398
Nobel Biocare Holding AG                                            10,292                       334,557
Novartis AG                                                         15,120                       829,331
Roche Holding AG                                                     6,044                     1,084,806
Swiss Reinsurance                                                    5,642                       373,424
Syngenta AG                                                          1,340                       433,759
Verwalt & Privat-Bank AG                                             2,824                       717,635
                                                                                               6,100,832

Thailand--1.6%
Advanced Info Service PCL                                          132,900 b                     368,282
Bangkok Bank PCL                                                   101,500                       364,889
Bank of Ayudhya PCL                                                193,700                       129,984
                                                                                                 863,155

United Kingdom--17.2%
Admiral Group PLC                                                   19,801                       312,967
Anglo American PLC                                                   8,141                       576,576
BAE Systems PLC                                                     63,577                       559,542
BHP Billition PLC                                                   26,658                     1,023,838
British American Tobacco PLC                                        21,658                       746,787
Cable & Wireless PLC                                               304,815                       912,700
ICAP PLC                                                            34,003                       363,638
Prudential PLC                                                      27,344                       289,601
Sibir Energy PLC                                                    35,815                       580,177
Smith & Nephew PLC                                                  40,204                       441,522
St. James's Place PLC                                               70,832                       307,312
Standard Chartered PLC                                              30,671                       867,281
Tesco PLC                                                           67,265                       493,913
Vodafone Group PLC                                                 405,997                     1,196,181
Xstrata PLC                                                          6,653                       528,703
                                                                                               9,200,738

United States--1.4%
Millicom International Cellular SDR                                  7,078                       733,577
TOTAL EQUITIES (Cost $50,850,162)                                                             52,528,675

PREFERRED STOCKS--0.8%                                             Shares                      Value ($)
                                                                   ------
Brazil--0.8%
Companhia Vale do Rio Doce ADR (Cost $318,663)                      14,061                       419,580

PURCHASED OPTIONS--0.0%                                        Contract Size
                                                               -------------
Japanese Yen, Call, Strike Price 105.00, 9/5/2008 (Cost $83,366)    25,000                         7,000
TOTAL UNAFFILIATED INVESTMENTS (Cost $51,252,191)                                             52,955,255

AFFILIATED INVESTMENT--2.8%                                        Shares
                                                                   ------
Dreyfus Institutional Preferred Plus Money Market
Fund (Cost $1,501,557)                                           1,501,557 c                   1,501,557
                                                                                              ----------

TOTAL INVESTMENTS--101.9% (Cost $52,753,748)                                                  54,456,812
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.9%)                                                 (1,031,716)
                                                                                              ----------
NET ASSETS--100%                                                                              53,425,096
                                                                                              ==========

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts
a    Non-income producing security.
b    Purchased on a delayed delivery basis.
c    Affilated institutional money market fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $52,753,748. Net unrealized appreciation on investments was $1,703,064 of which $5,328,733 related to appreciated investment securities and $3,625,669 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008 the Fund held the following forward foreign currency exchange contracts:

                         Local         Contract
                       Principal         Value        Value at        USD Amount     Unrealized
Contracts to Deliver    Amount           Date       June 30, 2008     to Receive     Depreciation
-------------------------------------------------------------------------------------------------
British Pound           1,318,000     11/14/2008     $ 2,597,214     $ 2,499,500     $   (97,714)
Japanese Yen          114,093,689     11/14/2008       1,083,865       1,071,302         (12,563)
Malaysian Ringgit       2,348,370      7/15/2008         719,322         717,279          (2,043)
Singapore Dollar          964,661      8/15/2008         710,936         709,678          (1,258)
                                                                                     -----------
                                                                                     $  (113,578)
                                                                                     ===========

                            Local       Contract                                         Unrealized
                           Principal      Value          Value at        USD Amount     Appreciation/
Contracts to Receive        Amount        Date         June 30, 2008     to Deliver    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollar           30,858      7/2/2008       $    29,574     $    29,669     $       (95)
British Pound              104,923      7/1/2008           208,975         208,576             399
British Pound              546,000    11/14/2008         1,075,932       1,071,302           4,630
Canadian Dollar             29,862      7/2/2008            29,285          29,693            (408)
Danish Krone                56,617      7/1/2008            11,955          11,963              (8)
Euro                        29,740      7/1/2008            46,822          46,825              (3)
Hong Kong Dollar           248,507      7/2/2008            31,872          31,854              18
Japanese Yen            17,139,526      7/1/2008           161,526         159,088           2,438
Japanese Yen            71,333,486      7/2/2008           672,260         670,657           1,603
Japanese Yen           262,722,476    11/14/2008         2,495,807       2,499,500          (3,693)
Malaysian Ringgit        2,348,370     7/15/2008           719,322         725,702          (6,380)
Norwegian Krone            236,155      7/1/2008            46,397          46,631            (234)
Singapore Dollar            20,024      7/2/2008            14,723          14,694              29
Singapore Dollar           964,661     8/15/2008           710,936         685,000          25,936
South African Rand         142,157      7/3/2008            18,202          17,908             294
Swedish Krona              235,746      7/1/2008            39,166          39,488            (322)
Swiss Franc                139,421      7/1/2008           136,513         136,741            (228)
                                                                                      -------------
                                                                                       $    23,976
                                                                                      =============

Mellon Institutional Funds Investment Trust
Standish Mellon Intermediate Tax Exempt Bond Fund
Schedule of Investments - June 30, 2008 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Security                                                                          Rate   Maturity        Par Value        Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS--97.1%
General Obligations--14.4%
ABAG CA Odd Fellows Homes                                                         5.700%  8/15/2014      1,000,000       1,008,930
Austin TX Independent School District NCL PSF-GTD                                 5.000    8/1/2016      1,000,000       1,078,440
California State                                                                  5.000   10/1/2011         70,000          72,813
California State NCL                                                              5.000    6/1/2014      1,435,000       1,526,912
California State AMBAC NCL                                                        6.000    4/1/2016      1,000,000       1,124,910
Cook County IL High School District Escrowed to Maturity FGIC NCL                 7.875   12/1/2014        100,000         124,276
Cook County IL High School District FGIC NCL                                      7.875   12/1/2014        650,000         796,107
Cypress-Fairbanks TX Independent School District NCL PSF-GTD                      5.000   2/15/2016      1,135,000       1,220,409
Douglas County CO School District MBIA NCL                                        7.000   2/15/2012        625,000         713,300
Fort Bend County TX MBIA NCL                                                      5.000    3/1/2014      1,000,000       1,065,800
Magnolia TX Independent School District Refunding PSF-GTD                         5.000   8/15/2018      1,000,000       1,060,810
Maricopa County AZ Unified School District NCL                                    5.000    7/1/2018      1,000,000       1,077,440
Nassau County NY FGIC NCL                                                         6.000    7/1/2010         25,000          26,451
New York NY NCL                                                                   5.000    8/1/2013      1,500,000       1,590,900
New York NY Series B NCL                                                          5.000    8/1/2011        770,000         807,299
Pasadena TX Independent School District NCL PSF-GTD                               5.000   2/15/2015      1,360,000       1,459,566
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                               5.000    7/1/2018      2,325,000       2,325,000
Puerto Rico Public Building Authority Revenue (a)                                 5.000    7/1/2028      1,000,000         995,350
San Antonio TX NCL                                                                5.000    2/1/2015      1,000,000       1,074,050
San Antonio TX Apartment Systems Revenue AMT FSA NCL                              5.000    7/1/2013      1,000,000       1,018,110
Spring Branch TX Independent School District NCL PSF-GTD                          5.625    2/1/2014      1,000,000       1,100,420
Texas Refunding AMT NCL                                                           5.000    8/1/2017      1,000,000       1,044,470
                                                                                                                        ----------
                                                                                                                        22,311,763
                                                                                                                        ----------
Government Backed--16.3%
Chicago IL Board of Education MBIA Prerefunded                                    5.500   12/1/2016      1,275,000       1,416,397
District of Columbia Escrowed to Maturity MBIA NCL                                5.750    6/1/2010         10,000          10,558
Golden State Tobacco Securitization Corporation CA Prerefunded                    6.750    6/1/2039      2,000,000       2,263,880
Goose Creek TX Independent School District Escrowed to Maturity NCL PSF-GTD       7.000   8/15/2009        230,000         241,606
Goose Creek TX Independent School District Escrowed to Maturity NCL PSF-GTD       7.000   8/15/2009        110,000         115,551
Goose Creek TX Independent School District NCL PSF-GTD                            7.000   8/15/2009        260,000         274,664
Massachusetts DFA Williston School Prerefunded (d)                                6.000   10/1/2013        160,000         164,770
Metropolitan Government Nashville & Davidson TN Industrial Development Board
 Revenue Prerefunded                                                              7.500   1/15/2010      1,000,000       1,086,190
Miami-Dade County FL Educational Facilities Authority AMBAC Prerefunded           5.000    4/1/2031      1,100,000       1,179,211
New Jersey Transportation Trust Fund Authority Escrowed to Maturity FSA NCL       5.750   2/15/2014        770,000         869,245
New York State Dormitory Authority State University Educational Facilities
 MBIA Prerefunded                                                                 6.000   5/15/2015      1,000,000       1,071,430
Northern Tobacco Securitization Corporation Alaska Prerefunded                    6.500    6/1/2031      1,000,000       1,063,930
Northern Tobacco Securitization Corporation Alaska                                4.750    6/1/2015        140,000         143,816
Oklahoma DFA Revenue Hillcrest Healthcare System Prerefunded                      5.625   8/15/2019      2,185,000       2,277,447
Oklahoma DFA Revenue Prerefunded                                                  5.625   8/15/2029      1,000,000       1,042,310
Osceola County School Board FL COP AMBAC Prerefunded                              5.250    6/1/2027      1,000,000       1,075,950
Palm Beach County FL Solid Waste AMBAC Escrowed to Maturity NCL                   6.000   10/1/2009         60,000          62,638
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
 MBIA Prerefunded                                                                 5.250   12/1/2016      1,000,000       1,089,160
Puerto Rico Commonwealth Highway & Transportation Authority
 Revenue Prerefunded                                                              5.750    7/1/2041      1,500,000       1,618,995
Puerto Rico Electric Power Authority Power Revenue FSA Prerefunded                5.250    7/1/2029      1,000,000       1,059,070
Texas Municipal Power Agency Escrowed to Maturity MBIA NCL (b)                    0.000    9/1/2016         10,000           7,112
Tobacco Settlement Authority Iowa Prerefunded                                     5.600    6/1/2035      2,000,000       2,145,380
Tobacco Settlement Financing Corporation NJ Escrowed to Maturity NCL              5.000    6/1/2010        500,000          520,510
Tobacco Settlement Financing Corporation NJ Prerefunded                           6.750    6/1/2039      1,855,000       2,126,591
Tobacco Settlement Financing Corporation NJ Prerefunded                           6.250    6/1/2043      2,000,000       2,248,040
                                                                                                                        ----------
                                                                                                                        25,174,451
                                                                                                                        ----------

Housing Revenue--3.9%
California Housing Finance Agency AMT                                             4.600    2/1/2041      1,500,000       1,362,420
Colorado HFA Single Family Project AMT (a) (c)                                    6.800    2/1/2031      1,225,000       1,276,131
Colorado HFA Single Family Project AMT FHA (a) (c)                                6.600    8/1/2032        925,000         953,342
Florida Housing Finance Corporation FSA                                           5.750    1/1/2017         20,000          20,101
Massachusetts Housing Finance Agency AMT (a)                                      3.900   12/1/2017      1,000,000      1,007,770
Ohio HFA Mortgage Revenue AMT GNMA                                                5.350    9/1/2018        160,000         160,648
Rhode Island Housing and Mortgage Finance Corporation                             4.950   10/1/2016        120,000         120,094
Utah HFA AMT SFM                                                                  5.400    7/1/2020        130,000         128,341
Wyoming Community Development Authority Housing Revenue AMT                       5.500   12/1/2017      1,000,000       1,046,790
                                                                                                                        ----------
                                                                                                                         6,075,637
                                                                                                                        ----------

Industrial Development--6.4%
Buckeye Tobacco Settlement Financing Authority OH                                 5.125    6/1/2024      2,425,000       2,190,139
Dayton OH Special Facilities Revenue AMT NCL                                      6.200   10/1/2009      1,000,000       1,039,490
Gloucester NJ Resource Recovery (a)                                               6.850   12/1/2029        500,000         511,875
Golden State Tobacco Securitization Corporation CA                                4.500    6/1/2027      1,225,000       1,090,936
Hendersonville TN Kroger                                                          5.950  12/15/2008         65,000          65,250
Massachusetts DFA Waste Management Resource Recovery AMT (a)                      6.900   12/1/2029        500,000         512,210
Mohegan Tribe Indians Gaming Authority CT                                         5.375    1/1/2011        700,000         704,634
Northern Tobacco Securitization Corporation Alaska                                4.625    6/1/2023        895,000         814,307
San Manuel Entertainment Series 2004-C                                            4.500   12/1/2016      1,000,000        946,880
Tobacco Settlement Authority of Southern California                               4.750    6/1/2025        910,000         826,025
Tobacco Settlement Authority WA                                                   6.500    6/1/2026        890,000         900,733
Tobacco Settlement Financing Corporation NJ                                       4.500    6/1/2023        250,000         225,688
                                                                                                                        ----------
                                                                                                                         9,828,167
                                                                                                                        ----------

Insured Bonds--9.6%
Chicago IL FGIC FSA NCL                                                           5.500    1/1/2019      2,000,000       2,187,420
Cook County IL Community Consolidated School District FSA NCL                     6.750    5/1/2010      1,200,000       1,284,708
Detroit MI City School District FSA NCL                                           5.000    5/1/2014      1,000,000       1,065,920
Detroit MI Sewer Disposal Revenue FSA NCL                                         5.250    7/1/2019      1,000,000       1,074,370
Hawaii Harbor AMT FSA NCL                                                         5.000    1/1/2014      1,000,000       1,051,400
Louisville and Jefferson County KY Regional Airport Authority Revenue
 AMT FSA NCL                                                                      5.500    7/1/2011      1,355,000       1,399,078
Lubbock County TX FSA                                                             4.500   2/15/2021      1,000,000       1,002,080
New Jersey Transportation Trust Fund Authority FSA NCL                            5.750  12/15/2014        230,000         255,576
New Orleans LA Aviation Board Revenue AMT FSA NCL                                 5.000    1/1/2011      1,060,000       1,081,645
Platte River Power Authority CO Power Revenue FSA NCL (c)                         5.000    6/1/2013      2,000,000       2,141,680
Saint Louis MO Airport Revenue FSA NCL                                            5.000    7/1/2013      1,000,000       1,050,870
Saint Louis MO Airport Revenue FSA NCL                                            5.000    7/1/2014      1,250,000       1,316,725
                                                                                                                         ----------
                                                                                                                        14,911,472
                                                                                                                         ----------

Lease Revenue--9.2%
Broward County FL School Board COP FGIC NCL                                       5.000    7/1/2013      1,000,000       1,040,730
Charleston SC COP MBIA                                                            6.000   12/1/2008        515,000         523,657
Golden State Tobacco Securitization Corporation CA (b)                            0.000    6/1/2023        750,000         619,433
Golden State Tobacco Securitization Corporation CA AMBAC                          5.000   6/1/2020         500,000         502,690
Greenville County SC School District NCL                                          5.000   12/1/2011      1,000,000       1,054,060
New York State Dormitory Authority Revenue (a)                                    5.250  11/15/2023      2,500,000       2,632,775
New York State Thruway Authority Service Contract Revenue NCL                     5.000    4/1/2011      1,000,000       1,045,540
New Jersey B PPTYS Lease Revenue King County Washington Project
 CNTY-GTD NCL                                                                     5.000   12/1/2014      1,000,000       1,063,000
Puerto Rico Public Buildings Authority NCL                                        5.750    7/1/2016      2,000,000       2,129,020
Puerto Rico Public Buildings Authority NCL                                        5.250    7/1/2017      2,000,000       2,056,280
Sweetwater County WY Improvement Project Powers Board MBIA NCL                    5.000  12/15/2009      1,120,000       1,151,853
Tobacco Settlement Funding Corporation NY                                         5.250    6/1/2013        440,000          440,554
                                                                                                                        ----------
                                                                                                                        14,259,592
                                                                                                                        ----------

Revenue Bonds--29.0%
Alaska Student Loan Corporation Revenue AMT NCL                                   5.250    6/1/2014      1,000,000       1,053,350
Atlanta GA Airport Revenue AMT FGIC NCL                                           5.250    1/1/2012        900,000         916,650
Bourbonnais IL Industrial Project Revenue NCL RADIAN                              5.000    11/1/2015     1,000,000       1,028,970
Chicago O'Hare International Airport IL Revenue AMBAC AMT                         5.500    1/1/2012      1,000,000       1,024,820
Chicago O'Hare International Airport IL Revenue FGIC NCL                          5.250    1/1/2014      1,000,000       1,056,560
Chicago O'Hare International Airport IL Revenue MBIA NCL                          5.250    1/1/2017      1,000,000       1,064,810
Clark County NV Airport Revenue AMT FGIC NCL                                      5.250    7/1/2012      1,000,000       1,019,090
Cleveland OH Waterworks Revenue MBIA                                              5.500    1/1/2013      1,500,000       1,573,890
Denver City and County CO Airport Revenue AMT FGIC                                5.250  11/15/2013      1,000,000       1,011,980
Detroit MI Sewer Disposal Revenue MBIA NCL                                        5.000    7/1/2013      1,000,000       1,055,520
Energy Northwest WA Electric Revenue NCL                                          5.000    7/1/2011      1,000,000       1,048,970
Energy Northwest WA Electric Revenue NCL                                          5.000    7/1/2015      1,000,000       1,069,300
Energy Northwest WA Electric Revenue NCL                                          5.500    7/1/2015      1,000,000       1,099,690
Fairfax County VA EDA Residential Recovery AMBAC AMT NCL                          6.100    2/1/2011      1,000,000       1,046,670
Franklin County OH Revenue Refunding Trinity Health Credit NCL                    5.000    6/1/2014      1,340,000       1,431,683
Harris County Health Facility Development Corporation TX MBIA NCL                 6.000    6/1/2013      1,000,000       1,062,680
Harris County TX Toll Revenue FGIC NCL                                            6.000    8/1/2012      1,000,000       1,091,030
Honolulu City and County HI Board Water Supply AMT MBIA NCL                       5.000    7/1/2014      1,000,000       1,039,860
Illinois HEFA Condell Medical Center (c)                                          6.000   5/15/2010        185,000         186,317
Indiana Health Facility Financing Authority Revenue (a)                           5.000   11/1/2011        500,000         518,725
Intermountain Power Agency UT MBIA NCL                                            6.500    7/1/2010      1,000,000       1,066,670
Kenton County KY Airport Board Airport Revenue AMT MBIA NCL XLCA                  5.000    3/1/2013      2,500,000       2,459,350
Massachusetts HEFA Lahey Clinic Medical Center FGIC NCL                           5.000   8/15/2014      1,000,000       1,029,120
Metropolitan Transportation Authority NY Revenue NCL                              5.250  11/15/2014      1,000,000       1,079,510
Metropolitan Washington DC Airports Authority Airport System Revenue
 AMBAC AMT NCL                                                                    5.000    10/1/2015     1,000,000       1,017,550
Metropolitan Washington DC Airports Authority Airport System Revenue
 AMT MBIA NCL                                                                     5.000   10/1/2012      1,000,000       1,026,050
Miami Dade County FL Aviation Revenue AMT MBIA                                    5.250   10/1/2014      1,000,000       1,011,790
Michigan Hospital Finance Authority Revenue NCL                                   5.250  11/15/2010      1,000,000       1,043,080
Minnesota Public Facilities Authority NCL                                         5.250    3/1/2016      1,500,000       1,647,495
New Jersey Health Care Facilities Financing Authority Revenue AMBAC FHA           4.800    8/1/2021        280,000         280,000
New York City NY Industrial Development Agency Special Facility Revenue
 AMT NCL                                                                          5.500    1/1/2014      1,000,000       1,046,710
North Carolina Medical Care Community Revenue AMBAC NCL                           5.000   10/1/2012        750,000         781,050
Pasco County FL Solid Waste AMBAC AMT Escrowed to Maturity NCL                    6.000    4/1/2010      1,000,000       1,050,910
Port Authority NY and NJ AMT FGIC NCL                                             5.000   10/1/2013      1,000,000       1,041,540
Port of Seattle WA Revenue AMBAC AMT NCL                                          5.000   10/1/2014      2,000,000       2,103,780
Puerto Rico Commonwealth Highway and Transportation Authority Revenue NCL         5.000    7/1/2016      1,000,000       1,021,800
Puerto Rico Electric Power Authority Revenue NCL XLCA                             5.500    7/1/2016        500,000         528,445
Raleigh Durham NC Airport Authority AMT FGIC NCL                                  5.000    5/1/2014      1,190,000       1,205,518
SA Energy Acquisition Public Facility Corporation TX Gas Supply Revenue           5.250    8/1/2014      1,000,000       1,002,530
Tennessee Energy Acquisition Corporation                                          5.250    9/1/2017      1,000,000         989,190
Texas Municipal Gas Acquisition and Supply Corporation I Gas Supply
 Revenue                                                                          5.000  12/15/2011      1,000,000         979,950
Texas Transportation Commission First Tier Revenue NCL                            5.000    4/1/2016      1,000,000       1,079,100
                                                                                                                        ----------
                                                                                                                        44,891,703
                                                                                                                        ----------
Special Revenues--8.3%
Citizens Property Insurance Corporation FL MBIA NCL                               5.000    3/1/2014      1,000,000       1,039,370
Citizens Property Insurance Corporation FL MBIA NCL                               5.000    3/1/2015      2,000,000       2,079,060
Florida Hurricane Catastrophe Funding Financial Corporation NCL                   5.250    7/1/2012      1,575,000       1,643,465
Hillsborough County FL Assessment Revenue FGIC NCL                                5.000    3/1/2013      1,000,000       1,049,030
Jicarilla NM Apache Nation Revenue                                                5.000    9/1/2013        500,000         522,605
Louisiana Citizens Property Insurance Corporation AMBAC NCL                       5.250    6/1/2010      2,000,000       2,083,680
Midlothian TX Development Authority NCL RADIAN                                    5.000  11/15/2013        530,000         552,228
Puerto Rico Commonwealth Government Development Bank NCL                          5.000   12/1/2015      1,000,000       1,020,430
Puerto Rico Commonwealth Government Development Bank AMT NCL                      5.250    1/1/2015        600,000         612,564
Scottsdale AZ Excise Tax Revenue NCL                                              5.000    7/1/2015      1,550,000       1,679,130
Stafford TX Economic Development FGIC                                             6.000    9/1/2015        525,000         589,444
Wisconsin State Transportation Revenue NCL                                        5.500    7/1/2010         15,000          15,789
                                                                                                                        ----------
                                                                                                                        12,886,795
                                                                                                                       ------------
TOTAL BONDS (Cost $151,383,290)                                                                                        150,339,580
                                                                                                                       ------------

SHORT-TERM INVESTMENTS--1.8%

Short-Term Bonds--1.5%                                                            2.640   6/15/2021        500,000         500,000
Clark Cnty NV School District (b)                                                 2.660    7/1/2035      1,750,000       1,750,000
                                                                                                                        ----------
Idaho Health Facilities Authority (b) (c)                                                                                2,250,000
                                                                                                                        ----------
Total Short-Term Bonds (Cost $2,250,000)

Investment Company--0.3%                                                                                   Shares
                                                                                                           ------
Wells Fargo National Tax-Free Money Market Fund (Cost $500,852)                                            500,852         500,852
                                                                                                                       -----------
Total Short-Term Investments (Cost $2,750,852)                                                                           2,750,852
                                                                                                                       -----------

TOTAL INVESTMENTS--98.9% (Cost $154,134,142)                                                                           153,090,432
                                                                                                                       -----------
OTHER ASSETS, LESS LIABILITIES--1.1%                                                                                     1,780,803
                                                                                                                        ----------
NET ASSETS--100%                                                                                                       154,871,235
                                                                                                                       ===========


Notes to Schedule of Investments:
ABAG--Association of Bay Area Governments
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
COP--Certificate of Participation
DFA--Development Finance Authority
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GTD--Guaranteed HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
MBIA--Municipal Bond Investors Assurance Insurance Corporation
NCL--Non-callable
PSF--Permanet School Fund RADIAN--Radian Group
SFM--Single Family Mortgage
XLCA--XL Capital Assurance Inc.
(a) Variable Rate Security; rate indicated is as of June 30, 2008. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.
(b)  Zero coupon security.
(c)  Denotes all or part of security segregated as collateral.
(d) Illiquid security. At the period end, the value of this security amounted to $164,770 or 0.1% of net assets.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $154,134,142. Net unrealized depreciation on investments was $1,043,710 of which $1,102,677 related to appreciated investment securities and $2,146,387 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008, the Fund held the following forward rate agreement:

                                                                                                           Notional     Unrealized
CounterParty   Reference Entity                            (Pay)/Receive Fixed Rate    Expiration Date      Amount     Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup      Municipal Market Data (MMD) 3-Month Index                3.70%              7/9/2008        5,000,000     (84,991)

Mellon Institutional Funds Investment Trust
The Boston Company Emerging Markets Core Equity Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                         Shares                Value ($)
-------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-- 100.4%

Common Equities--83.8%
Brazil--2.0%
Companhia de Saneamento                                              3,800                97,211
Uniao de Bancos Brasileiros SA                                      11,300               144,114
Uniao de Bancos Brasileiros SA GDR                                     870               110,438
                                                                                         351,763

China--5.0%
China Construction Bank Corp.                                      133,000               107,123
China COSCO Holdings Co., Ltd.                                      31,500                76,922
China Shipping Development Co., Ltd.                                36,000               108,042
Dongfeng Motor Group Co., Ltd.                                     260,000               104,040
Shanda Interactive Entertainment Ltd. ADR                            4,360  a            118,374
Weichai Power Co., Ltd.                                             44,000               189,047
Weiqiao Textile Co., Ltd.                                          100,000                77,850
Yanzhou Coal Mining Co., Ltd.                                       60,000               111,581
                                                                                         892,979

Czech Republic--0.6%
CEZ                                                                  1,183               105,082
Egypt--0.6%
Telecom Egypt                                                       36,246               110,012
Hong Kong--8.8%
Chaoda Modern Agriculture Ltd.                                      84,000               106,010
China Agri-Industries Holding Ltd.                                 145,481  a            106,354
China Mobile Ltd.                                                   29,000               389,791
CNOOC Ltd.                                                         236,000               406,197
CNPC Hong Kong Ltd.                                                200,000                94,395
Harbin Power Equipment Co., Ltd.                                    94,000               136,232
Industrial and Commercial Bank of China                            513,000               350,685
                                                                                       1,589,664

Hungary--0.5%
Magyar Telekom Telecommunications PLC                               19,640                95,850
India--3.1%
Bank of India                                                       24,010               121,528
Bharat Petroleum Corp., Ltd.                                        15,838                82,629
Hindalco Industries Ltd.                                            22,190  a             73,608
Rolta India Ltd.                                                    16,925                97,069
Sesa Goa Ltd.                                                          921                72,082
Tata Steel Ltd.                                                      6,361               108,082
                                                                                         554,998

Indonesia--0.5%
PT Gudang Garam Tbk                                                136,000                95,193
Israel--4.0%
Cellcom Israel Ltd.                                                  5,350               183,023
Check Point Software Technologies Ltd.                               6,480  a            153,382
Israel Chemicals Ltd.                                                5,800               135,599
Teva Pharmaceutical Industries Ltd. ADR                              5,250  b            240,450
                                                                                         712,454

Malaysia--2.6%
Hong Leong Bank Bhd                                                142,600               255,501
KLCC Property Holdings Bhd                                         105,200                87,640
RHB Capital Bhd                                                    104,000               134,420
                                                                                         477,561

Mexico--4.6%
Alfa SA de CV                                                       47,600               340,419
Fomento Economico Mexicano ADR                                       4,640               211,166
Grupo Aeroportuario del Sureste                                     31,700               164,305
Grupo Financiero Banorte S.A.B. de CV                               23,100               108,642
                                                                                         824,532

Philippines--0.5%
Metropolitan Bank & Trust Co.                                      129,500                95,348
Poland--3.2%
BRE Bank SA                                                          1,405  a            232,582
KGHM Polska Miedz SA                                                 3,300               155,052
Telekomunikacja Polska SA                                           18,730               182,737
                                                                                         570,371

Russia--10.5%
Cherepovets MK-SPON 144A GDR                                         3,480                90,132
JSC MMC Norilsk Nickel ADR                                          11,330               286,649
Lukoil ADR                                                           4,550               448,630
Mechel ADR                                                           2,050               101,557
Mobile TeleSystems ADR                                               2,000               153,220
OAO Gazprom ADR                                                     14,060               815,480
                                                                                       1,895,668

South Africa--8.2%
ABSA Group Ltd.                                                      5,678                59,366
ArcelorMittal South Africa Ltd.                                      7,886               224,995
Aveng Ltd.                                                          34,500               255,266
Metropolitan Holdings Ltd.                                          53,188                74,074
MTN Group Ltd.                                                      12,680               201,010
Nedbank Group Ltd.                                                   5,950                69,736
Remgro Ltd.                                                          6,182               148,669
Sasol Ltd.                                                           5,940               350,960
Shoprite Holdings Ltd.                                              19,000                95,969
                                                                                       1,480,045

South Korea--14.2%
CJ Home Shopping                                                     2,226               145,953
Daehan Steel Co., Ltd.                                               1,209               111,164
Digitech Systems Co., Ltd.                                           3,599  a             68,970
Dongbu Insurance Co., Ltd.                                           2,960               108,639
Dongkuk Steel Mill Co., Ltd.                                         2,930               126,302
Honam Petrochemical Corp.                                            1,143                81,498
Hyundai Marine & Fire Insurance Co., Ltd.                            6,460               140,777
Hyundai Motor Co.                                                    1,828               124,051
KT&G Corp.                                                           1,186               102,021
LG Chem Ltd.                                                         2,065               197,372
LG Corp.                                                             3,771               244,732
LG Electronics, Inc.                                                 1,255               142,143
LG Fashion Corp.                                                     4,290               116,860
LG Telecom Ltd.                                                     11,350                86,027
Samsung Electronics Co., Ltd.                                          820               489,845
Shinhan Financial Group Co., Ltd.                                    3,360               151,902
Woori Finance Holdings Co., Ltd.                                     7,930               126,198
                                                                                       2,564,454

Taiwan--9.7%
Asia Cement Corp.                                                  105,111               157,580
AU Optronics Corp.                                                  46,000                72,297
Chi Mei Optoelectronics Corp.                                      142,400               164,452
Compal Electronics, Inc.                                           166,410               179,843
First Financial Holding Co., Ltd.                                  194,920               213,866
Giga-Byte Technology Co., Ltd.                                     126,000                95,486
High Tech Computer Corp.                                             6,000               134,432
Polaris Securities Co., Ltd.                                       164,000                98,346
Powertech Technology, Inc.                                          50,000               175,453
Taiwan Mobile Co., Ltd.                                             69,645               129,652
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                    24,033               262,200
Tong Yang Industry Co., Ltd.                                       102,770                71,617
                                                                                       1,755,224

Thailand--2.1%
Electricity Generating Public Co., Ltd.                             41,500               104,434
Krung Thai Bank Pub Co., Ltd.                                      499,400               126,421
PTT Public Co., Ltd.                                                 8,300                75,093
Thanachart Capital Public Co., Ltd.                                179,100                71,898
                                                                                         377,846

Turkey--3.1%
Anadolu Efes Biracilik ve Malt Sanayii AS                           12,090               104,842
Haci Omer Sabanci Holding AS                                        33,712               115,367
Selcuk Ecza Deposu Ticaret ve Sanayi AS                             45,680                54,974
Trakya Cam Sanayii AS                                               54,746  a             59,138
Tupras-Turkiye Petrol Rafine AS                                      6,603               152,619
Turkcell Iletisim Hizmetleri AS                                     11,630                67,238
                                                                                         554,178
Total Common Equities (Cost $15,023,642)                                              15,103,222

Preferred Stocks--14.5%
Brazil--14.5%
Banco Bradesco SA                                                    7,350               151,293
Cia Energetica de Minas Gerais                                       5,297               128,503
Companhia Paranaense de Energia-Copel                               12,900               262,395
Companhia Vale do Rio Doce                                          20,000               595,246
Petroleo Brasileiro SA                                              33,300               960,125
Sadia SA                                                            20,900               148,140
Tele Norte Leste Participacoes SA                                    6,200               155,474
Usinas Siderurgicas de Minas Gerais SA                               4,375               215,652
Total Preferred Stocks (Cost $1,922,625)                                               2,616,828

EXCHANGE TRADED FUNDS--0.5%
Ishares MSCI Emerging Markets Index (Cost $95,627)                     680  b             92,194

INVESTMENT OF CASH COLLATERAL--1.6%
BlackRock Cash Strategies L.L.C. (Cost $281,667)                   281,667  c,e          281,667
TOTAL UNAFFILIATED INVESTMENTS (Cost $17,323,561)                                     18,093,911

AFFILIATED INVESTMENTS --0.6%
Dreyfus Institutional Cash Advantage Fund                           56,573  d,e           56,573
Dreyfus Institutional Preferred Plus Money Market Fund              48,343  d             48,343
                                                                                     -----------
TOTAL AFFILIATED INVESTMENTS (Cost $104,916 )                                            104,916

TOTAL INVESTMENTS--101.0% (Cost $17,428,477)                                          18,198,827
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.0%)                                          (169,513)
                                                                                     -----------
NET ASSETS--100%                                                                      18,029,314
                                                                                     ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts

144A- Securities exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $90,132 or 0.5% of net assets.

a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $281,667 or 1.6% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $17,428,477. Net unrealized appreciation on investments was $770,350 of which $1,888,256 related to appreciated investment securities and $1,117,906 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company International Core Equity Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                         Shares                Value ($)
-------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--95.1%

Common Equities--94.4%
Australia--5.6%
Bendigo and Adelaide Bank Ltd.                                     160,440            1,677,318
BHP Billiton Ltd.                                                  172,433            7,342,299
Computershare Ltd.                                                 183,788            1,619,843
Dexus Property Group REIT                                          688,242              908,488
Incitec Pivot Ltd.                                                   5,333              939,276
Sonic Healthcare Ltd.                                               61,310              853,832
Telstra Corp. Ltd.                                                 426,580            1,732,077
Westpac Banking Corp.                                               36,484              697,841
                                                                                     15,770,974
Austria--2.0%
Erste Bank der Oesterreichischen Sparkassen AG                      21,020            1,300,232
OMV AG                                                              19,670            1,535,401
Raiffeisen International Bank Holdings                              10,220            1,295,090
Voestalpine AG                                                      18,865            1,547,169
                                                                                      5,677,892
Belgium--1.9%
Colruyt SA                                                           8,220            2,162,823
Delhaize Group                                                      26,250            1,764,389
Groupe Bruxelles Lambert S.A.                                       11,580            1,371,358
                                                                                      5,298,570
Denmark--0.7%
Carlsberg AS, Class B                                                9,914              956,712
Danske Bank AS                                                      30,600              877,999
                                                                                      1,834,711
France--9.1%
AXA SA                                                              64,150            1,890,730
BNP Paribas                                                         33,320            2,985,119
Cap Gemini SA                                                       36,218            2,128,690
Casino Guichard-Perrachon SA                                        15,737            1,776,682
CNP Assurances                                                       6,980              785,752
France Telecom SA                                                   53,004  a         1,555,885
Lafarge SA                                                           7,220            1,104,496
SCOR SE                                                             73,451            1,673,771
Suez SA                                                             52,627            3,574,078
Total SA                                                            66,420            5,662,178
Ubisoft Entertainment SA                                            11,690  b         1,018,558
Unibail-Rodamco REIT                                                 5,602            1,293,277
                                                                                     25,449,216
Germany--9.2%
BASF AG                                                             36,810            2,534,938
Bayer AG                                                            25,980            2,182,086
Bayerische Motoren Werke AG                                         39,470            1,894,089
Daimler AG                                                          44,282            2,733,336
Deutsche Bank AG                                                    15,070            1,298,326
E. On AG                                                            24,230  a         4,879,219
Linde AG                                                            12,125            1,699,838
MAN AG                                                              12,100            1,340,530
Merck KGaA                                                           7,640            1,084,805
Muenchener Rueckversicherungs-Gesellschaft AG                        7,901            1,382,864
RWE AG                                                               8,475            1,069,083
Salzgitter AG                                                        5,130              937,409
Siemens AG                                                          10,980            1,215,832
Thyssenkrupp AG                                                     21,600            1,353,556
                                                                                     25,605,911
Greece--0.7%
Alpha Bank AE                                                       59,830            1,797,794
National Bank of Greece S.A.                                             0                    9
                                                                                      1,797,803
Hong Kong--2.1%
Esprit Holdings Ltd.                                               202,200            2,100,577
Hang Seng Bank Ltd.                                                 78,300            1,651,962
Hysan Development Co., Ltd.                                        292,000              801,436
The Wharf(Holdings) Ltd.                                           343,200            1,437,153
                                                                                      5,991,128
Ireland--1.3%
Allied Irish Banks PLC (AIB)                                        92,900            1,431,935
Anglo Irish Bank Corp. PLC                                         110,400            1,024,064
Kerry Group PLC, Class A                                            39,355            1,164,521
                                                                                      3,620,520
Italy--3.3%
Banca Popolare di Milano Scarl (BPM)                                56,500              526,949
Buzzi Unicem SPA                                                    32,284              806,223
Enel SPA                                                           245,480            2,329,177
ENI SPA                                                             65,100            2,424,078
Fondiaria-Sai SPA                                                   33,000            1,086,318
Prysmian SPA                                                        86,618            2,187,490
                                                                                      9,360,235
Japan--19.2%
Aisin Seiki Co., Ltd.                                               24,000              787,108
Canon, Inc.                                                         39,800            2,047,950
Daihatsu Motor Co., Ltd.                                           192,000            2,200,283
Hitachi Chemical Co., Ltd.                                          54,900            1,135,666
Hokuhoku Financial Group, Inc.                                     292,900              850,186
Hosiden Corp.                                                       51,200            1,090,491
INPEX Holdings, Inc.                                                    70              883,988
Isuzu Motors Ltd.                                                  512,000            2,465,668
JFE Holdings, Inc.                                                  16,800              847,046
K.K. daVinci Holdings                                                1,548  b         1,060,594
KDDI Corp.                                                             218            1,347,733
Kenedix, Inc.                                                          620              759,589
Konami Corp.                                                        23,400              818,151
Konica Minolta Holdings, Inc.                                       61,500            1,039,200
Marubeni Corp.                                                     293,900            2,456,784
Mitsubishi Tanabe Pharma Corp.                                      67,000              876,411
Mitsubishi UFJ Financial Group, Inc.                               116,300            1,031,367
Mitsui & Co., Ltd.                                                 132,400            2,926,001
Mitsui OSK Lines Ltd.                                              162,600            2,318,479
Nikon Corp.                                                         50,000            1,460,748
Nintendo Co., Ltd.                                                   8,120            4,583,809
Nippon Yusen Kabushiki Kaisha                                      233,700            2,248,683
Resona Holdings, Inc.                                                  688            1,056,866
Seiko Epson Corp.                                                   33,900              932,881
SFCG Co., Ltd.                                                       8,110              966,077
Shionogi & Co., Ltd.                                                44,000              868,721
Sony Corp.                                                          52,400            2,291,358
Sumitomo Electric Industries Ltd.                                  174,400            2,215,542
Takeda Pharmaceutical Co., Ltd.                                     26,600            1,353,690
The Bank of Kyoto Ltd.                                             124,300            1,299,111
The Gunma Bank Ltd.                                                171,000            1,139,355
The Shizuoka Bank Ltd.                                              80,800              825,438
Toppan Printing Co., Ltd.                                          192,000            2,115,239
Tosoh Corp.                                                        189,000              773,028
Toyo Engineering Corp.                                              71,000              457,007
Toyota Motor Corp.                                                  49,800            2,351,315
                                                                                     53,881,563
Luxembourg--0.3%
ArcelorMittal                                                        8,820              870,617
Netherlands--3.2%
Aalberts Industries NV                                              55,070            1,038,815
European Aeronautic Defence and Space Co.                           71,168            1,335,689
ING Groep NV CVA                                                    82,662            2,612,191
Koninklijke BAM Groep NV                                            70,419            1,243,654
Koninklijke DSM NV                                                  19,020            1,112,126
Koninklijke KPN NV                                                  97,205            1,661,687
                                                                                      9,004,162
Norway--1.1%
DnB NOR ASA                                                         94,000            1,192,400
StatoilHydro ASA                                                    52,950            1,978,117
                                                                                      3,170,517
Spain--4.2%
Banco Santander SA                                                 170,920            3,118,530
Corporacion Financiera Alba SA                                      21,295            1,247,809
Mapfre SA                                                          173,000              824,235
Repsol YPF SA                                                       41,650            1,638,687
Telefonica SA                                                      149,460            3,949,941
Union Fenosa SA                                                     14,740              857,818
                                                                                     11,637,020
Sweden--1.7%
Alfa Laval AB                                                      149,475            2,313,013
NCC AB, Class B                                                     84,500            1,265,835
Nordea Bank AB                                                      90,700            1,242,427
                                                                                      4,821,275
Switzerland--7.3%
Baloise Holdings AG                                                 16,808            1,759,411
Lonza Group AG                                                       9,374            1,294,350
Nestle SA                                                          123,130            5,551,548
Novartis AG                                                         73,126            4,010,957
Roche Holding AG                                                    19,020            3,413,800
Swiss Life Holding                                                   5,330  b         1,415,858
The Swatch Group AG                                                  5,260            1,303,688
Zurich Financial Services AG                                         6,730            1,718,843
                                                                                     20,468,455
United Kingdom--21.5%
Amlin PLC                                                          321,765            1,595,528
Anglo American PLC                                                  16,910            1,197,629
AstraZeneca PLC                                                     53,940            2,293,834
Aviva PLC                                                          117,500            1,164,190
Barclays PLC                                                       169,640              982,033
Barclays PLC Rights                                                 36,351  b            56,321
BP PLC                                                             488,300            5,664,389
British American Tobacco PLC                                       105,402            3,634,353
Charter PLC                                                         72,560            1,248,846
Cookson Group PLC                                                  108,614            1,350,079
Dairy Crest Group PLC                                              109,990              722,272
Dana Petroleum PLC                                                  23,790  b           896,704
De La Rue PLC                                                       72,763            1,291,405
Greene King PLC                                                    110,500              982,163
HBOS PLC                                                           198,080            1,084,044
HBOS PLC Rights                                                     79,232  b            16,964
Imperial Tobacco Group PLC                                          73,250            2,726,086
Land Securities Group PLC REIT                                      45,170            1,101,409
National Grid PLC                                                  127,940            1,676,494
Prudential PLC                                                      67,981              719,988
Royal Bank of Scotland Group PLC                                   443,005            1,889,316
Royal Dutch Shell PLC, Class B                                     122,100            4,906,936
RSA Insurance Group PLC                                            438,086            1,089,460
Scottish and Southern Energy PLC                                    52,400            1,462,164
Shire Ltd.                                                          50,017              819,616
Stagecoach Group PLC                                               284,537            1,581,996
Standard Chartered PLC                                              54,620            1,544,484
Thomas Cook Group PLC                                              395,230            1,839,506
Tullett Prebon PLC                                                  90,040              765,183
Vedanta Resources PLC                                               23,340            1,017,745
Vodafone Group PLC                                               1,803,317            5,313,076
William Morrison Supermarkets PLC                                  235,763            1,247,402
WPP Group PLC                                                      361,030            3,475,358
Xstrata PLC                                                         36,630            2,910,927
                                                                                     60,267,900
Total Common Equities (Cost $284,686,175)                                           264,528,469

PREFERRED STOCKS--0.7%
Germany
Fresenius SE (Cost $1,736,788)                                      23,080            1,991,806

INVESTMENT OF CASH COLLATERAL--0.0%
BlackRock Cash Strategies L.L.C. (Cost                              14,366  c,e          14,366
$14,366)
TOTAL UNAFFILIATED INVESTMENTS (Cost $286,437,329)                                  266,534,641

AFFILIATED INVESTMENTS--2.0%
Dreyfus Institutional Cash Advantage Fund                           16,636  d,e          16,636
Dreyfus Institutional Prefered Plus Money Market Fund            5,731,068  d         5,731,068
                                                                                   ------------
TOTAL AFFILIATED INVESTMENTS (Cost $5,747,704)                                        5,747,704
                                                                                   ------------

TOTAL INVESTMENTS--97.1% (Cost $292,185,033)                                        272,282,345
OTHER ASSETS, LESS LIABILITIES--2.9%                                                  8,037,127
                                                                                   ------------
NET ASSETS--100%                                                                    280,319,472
                                                                                   ============

Notes to Schedule of Investments:
REIT -- Real Estate Investment Trust

a    Security, or a portion of thereof, was on loan at June 30, 2008.
b    Non-income producing security.
c Illiquid security. At the period end, the value of this security amounted to $14,366 or 0.0% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $292,185,033. Net unrealized depreciation on investments was $19,902,688 of which $13,579,082 related to appreciated investment securities and $33,481,770 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008 the Fund held the following foward foreign currency exchange contracts:

                                   Local
                                 Principal         Contract              Value at          USD Amount             Unrealized
Contracts to Deliver               Amount         Value Date           June 30, 2008       to Receive          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
British Pound                       501,520        7/1/2008               $998,877           $997,523           $   (1,354)
Japanese Yen                    135,764,475        7/1/2008              1,279,469          1,276,702               (2,767)
                                                                                                               -----------
                                                                                                               $    (4,121)
                                                                                                               ===========


                                   Local
                                 Principal         Contract              Value at          USD Amount             Unrealized
Contracts to Receive               Amount         Value Date           June 30, 2008       to Receive          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Swiss Franc                     281,232            7/1/2008              $275,367           $275,475            $    (108)
                                                                                                                =========

At June 30, 2008 the Fund held the following futures contracts:

                                                                                  Underlying
                                                                                    Face
                                                               Expiration         Amount at            Unrealized
Contract                                       Position           Date              Value             (Depreciation)
------------------------------------------------------------------------------------------------------------------------
MSCI Pan - Euro (102 Contracts)                  Long          9/19/2008          $3,153,964           $  (113,126)
TOPIX (14 Contracts)                             Long          9/11/2008           1,739,610               (74,706)
                                                                                                       -----------
                                                                                                       $  (187,832)
                                                                                                       ===========

Mellon Institutional Funds Investment Trust
The Boston Company International Small Cap Fund
Schedule of Investment - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                         Shares                Value ($)
-------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--97.0%

COMMON EQUITIES--96.0%

Australia--6.0%
Ansell Ltd.                                                      30,600                  271,294
Australian Worldwide Exploration Ltd.                           118,639 a                474,444
CFS Retail Property Trust REIT                                  211,690                  374,954
Computershare Ltd.                                               77,708                  684,891
Flight Centre Ltd.                                               34,453                  549,473
Goodman Fielder Ltd.                                            154,990                  208,468
Incitec Pivot Ltd.                                                5,162                  909,159
Just Group Ltd.                                                  74,351                  221,469
PanAust Ltd.                                                    415,104 a                403,354
Sims Group Ltd.                                                  17,260                  690,784
Tishman Speyer Office Fund REIT                                 291,929                  379,766
                                                                                       5,168,056
Belgium--1.9%
Ackermans & Van Haaren NV                                         3,239                  327,358
Bekaert NV                                                        2,020                  310,701
Colruyt SA                                                        1,627                  428,092
Tessenderlo Chemie NV                                             9,988                  529,992
                                                                                       1,596,143
Canada--7.4%
Astral Media, Inc.                                               14,300                  449,180
Cogeco Cable, Inc.                                               14,140                  513,072
Crescent Point Energy Trust                                      15,817                  626,351
Emera, Inc.                                                      24,100                  545,246
Gerdau Ameristeel Corp.                                          27,000                  521,100
Laurentain Bank of Canada                                        13,400                  551,139
Major Drilling Group International, Inc.                          7,700  a               377,562
Petrobank Energy and Resources Ltd.                               5,090  a               265,557
Rothmans, Inc.                                                   15,940                  423,629
Sherritt International Corp.                                     41,664                  627,187
Solana Resources Ltd.                                            63,900  a               355,940
Thompson Creek Metals Co., Inc.                                  18,823  a               367,710
Trinidad Drilling Ltd.                                           25,090                  351,855
WestJet Airlines Ltd.                                            28,000  a               375,365
                                                                                       6,350,893
Finland--1.6%
Elisa OYJ                                                        13,124                  273,483
KCI Konecranes OYJ                                               17,900                  738,425
Wartsila OYJ                                                      5,820                  364,280
                                                                                       1,376,188
France--8.2%
Arkema                                                            5,050                  284,900
Cap Gemini SA                                                    11,683                  686,661
CNP Assurances                                                    5,700                  641,660
Eramet                                                              413                  407,244
Fonciere Des Regions REIT                                         2,558                  311,673
IMS International Metal Service                                   9,004                  303,682
Ingenico SA                                                      15,952                  558,084
Ipsen SA                                                          9,481                  483,706
Ipsos                                                             9,100                  295,614
Publicis Groupe                                                  18,812                  607,104
Rallye SA                                                         8,559                  502,334
SEB SA                                                            6,420                  375,436
Technip SA                                                        3,910                  359,484
Teleperformance                                                  17,755                  651,844
Ubisoft Entertainment SA                                          2,809  a               244,750
Wendel                                                            3,090                  312,105
                                                                                       7,026,281
Germany--7.0%
Continental AG                                                    6,049                  619,692
Demag Cranes AG                                                  10,528                  501,095
Deutsche Euroshop AG                                             13,538                  518,188
Deutsche Lufthansa AG                                            13,055                  280,395
Epcos AG                                                         21,792                  358,703
Hannover Rueckversicherung AG                                     6,600                  325,545
K+S AG                                                              469                  269,070
KUKA AG                                                          17,858                  579,406
Lanxess                                                          12,970                  531,356
MAN AG                                                            3,990                  442,042
Salzgitter AG                                                     2,718                  496,662
Stada Arzneimittel AG                                             5,980                  428,118
Tognum AG                                                        24,113                  646,525
                                                                                       5,996,797
Greece--1.5%
Alapis Holding Industrial and Commercial SA                     158,297                  431,473
Folli-Follie SA                                                  18,060                  420,537
Sarantis SA                                                      23,068                  409,896
                                                                                       1,261,906
Hong Kong--2.3%
Hysan Development Co.                                           148,000                  406,208
Industrial & Commercial Bank of China Asia Ltd.                 137,000                  369,867
Neo-China Land Group Holdings Ltd.                              645,500 b                293,898
Peace Mark Holdings Ltd.                                        486,000                  337,838
Wing Hang Bank Ltd.                                              41,900                  555,120
                                                                                       1,962,931
Ireland--1.6%
DCC PLC                                                          14,120                  351,532
Greencore Group PLC                                              63,167                  198,674
IAWS Group PLC                                                   13,890                  347,461
Paddy Power PLC                                                  14,824                  467,404
                                                                                       1,365,071
Italy--4.5%
ACEA SPA                                                         16,975                  321,476
Benetton Group SPA                                               30,014                  349,054
Brembo SPA                                                       41,400                  429,438
Buzzi Unicem SPA                                                 16,523                  412,626
Fondiaria-Sai SPA                                                 9,940                  327,212
Milano Assicurazioni SPA                                         57,550                  295,826
Prysmian SPA                                                     28,170                  711,418
Recordati SPA                                                    43,940                  341,344
Terna SPA                                                       159,842                  676,008
                                                                                       3,864,402
Japan--14.1%
Air Water, Inc.                                                  28,800                  339,271
Dena Co., Ltd.                                                       41                  241,881
Hisamitsu Pharmaceutical Co., Ltd.                               18,400                  801,131
Hitachi Capital Corp.                                            25,100                  404,495
Hogy Medical Co., Ltd.                                            7,081                  359,022
Hosiden Corporation                                              30,400                  647,479
IT Holdings Corp.                                                13,700 a                275,653
Japan Aviation Electronics Industry Ltd.                         31,000                  271,407
K.K. daVinci Holdings                                               451 a                308,997
Keihin Corp.                                                     16,900                  256,263
Kinden Corp.                                                     41,000                  413,825
Kintetsu World Express, Inc.                                     10,100                  258,425
Koito Manufacturing Co., Ltd.                                    25,000                  347,517
Kuroda Electric Co., Ltd.                                        37,300                  555,405
Micronics Japan Co., Ltd.                                        10,300                  371,775
Nippon Denko Co., Ltd.                                           24,300                  280,534
Nippon Sheet Glass Co., Ltd.                                     49,000                  242,437
Nippon Synthetic Chemical Industry Co., Ltd.                     65,600                  333,224
Nissha Printing Co., Ltd.                                         7,600                  437,621
NSD Co., Ltd.                                                    18,100                  205,546
Ohara, Inc.                                                      18,900                  337,710
Onward Holdings Co., Ltd.                                        31,000                  325,747
Pacific Metals Co., Ltd.                                         27,000                  221,628
Risa Partners, Inc.                                                 199                  303,817
Sanken Electric Co., Ltd.                                        49,000                  290,463
SKY Perfect JSAT Holdings, Inc.                                     977                  398,221
Tadano Ltd.                                                      55,000                  591,415
Toho Pharmaceutical Co., Ltd.                                    21,300                  410,503
Tokai Rika Co., Ltd.                                             26,600                  550,250
Tosoh Corp.                                                      70,000                  286,307
UBE Industries Ltd.                                              81,000                  287,023
Yamaguchi Financial Group, Inc.                                  54,000                  748,092
                                                                                      12,103,084
Netherlands--4.6%
AerCap Holdings NV                                               14,400 a                181,872
Core Laboratories NV                                              3,080 a                438,438
Fugro NV                                                          5,340                  455,308
Imtech NV                                                        14,732                  343,445
Koninklijke BAM Groep NV                                         25,831                  456,195
Koninklijke DSM NV                                                8,990                  525,658
Nutreco Holding NV                                                7,580                  507,848
OPG Groep NV                                                     15,900                  338,944
Smit Internationale NV                                            4,099                  399,576
SNS Reaal                                                        16,991                  327,440
                                                                                       3,974,724
Singapore--1.0%
CapitalCommercial Trust REIT                                    258,000                  362,338
Singapore Petroleum Co., Ltd.                                    49,700                  241,191
Straits Asia Resources Ltd.                                     104,000                  269,941
                                                                                         873,470
South Korea--3.8%
CJ Home Shopping                                                  5,735                  376,030
Daegu Bank                                                       28,230                  375,051
Digitech Systems Co., Ltd.                                       10,914 a                209,152
Honam Petrochemical Corp.                                         3,330                  237,437
Hyundai Marine & Fire Insurance Co., Ltd.                        13,600                  296,373
Korea Zinc Co., Ltd.                                              1,814                  247,935
LG Fashion Corp.                                                 13,910                  378,910
LG Telecom Ltd.                                                  49,670                  376,471
Pusan Bank                                                       32,560                  435,689
SFA Engineering Corp.                                             5,503                  349,773
                                                                                       3,282,821
Spain--4.4%
Corporacion Financiera Alba SA                                    8,424                  493,615
Laboratorios Almirall SA                                         24,243                  524,819
Mapfre SA                                                       124,700                  594,116
Prosegur Comp Seguridad SA                                        9,700                  419,729
Solaria Energia y Medio Ambiente SA                              22,328 a                320,803
Tubacex SA                                                       45,230                  543,604
Union Fenosa SA                                                  15,640                  910,195
                                                                                       3,806,881
Sweden--2.3%
Castellum AB                                                     46,600                  444,102
NCC AB, Class B                                                  22,500                  337,057
Peab AB                                                          59,000                  403,937
Saab AB                                                          24,500                  616,541
Trelleborg AB, Class B                                           10,900                  163,489
                                                                                       1,965,126
Switzerland--6.4%
Baloise Holdings AG                                               4,178                  437,341
Clariant AG                                                      31,219                  313,996
Galenica AG                                                         753                  265,438
Holcim Ltd.                                                       4,685                  378,901
Kaba Holding AG                                                   1,165                  353,667
Kuoni Reisen Holding AG                                           1,283                  614,477
Lonza Group AG                                                    3,563                  491,975
PSP Swiss Property AG                                             8,060                  477,302
Sulzer AG                                                         2,706                  343,185
Swiss Life Holding                                                2,400 a                637,535
Syngenta AG                                                       2,520                  815,726
The Swatch Group AG                                               1,398                  346,493
                                                                                       5,476,036
United Kingdom--17.4%
Aegis Group PLC                                                 212,815                  456,074
Aggreko PLC                                                      37,310                  544,765
Amlin PLC                                                        65,311                  323,856
Ashmore Group PLC                                               133,602                  572,117
Aveva Group PLC                                                  18,775                  572,618
Balfour Beatty PLC                                               48,600                  410,516
Beazley Group PLC                                               154,177                  339,567
Cattles PLC                                                      55,700                  147,457
Charter PLC                                                      30,980                  533,204
Cookson Group PLC                                                41,900                  520,820
Croda International PLC                                          30,400                  387,036
Dairy Crest Group PLC                                            56,000                  367,736
Dana Petroleum PLC                                               20,728 a                781,290
De La Rue PLC                                                    24,900                  441,928
Greene King PLC                                                  52,930                  470,460
Henderson Group PLC                                             175,475                  380,683
Inchcape PLC                                                     59,500                  376,604
Interserve PLC                                                   76,628                  704,432
Jardine Lloyd Thompson Group PLC                                 42,255                  318,292
John Wood Group PLC                                              50,261                  494,184
Keller Group PLC                                                 19,014                  236,498
N Brown Group PLC                                                86,551                  314,239
Oilexco, Inc.                                                    26,800 a                511,452
Petrofac Ltd.                                                    31,370                  460,732
Punch Taverns PLC                                                30,000                  186,655
Qinetiq Group PLC                                               138,255                  567,208
Southern Cross Healthcare Ltd.                                   37,626                   97,259
Spectris PLC                                                     29,453                  417,116
Speedy Hire PLC                                                  14,730                  167,366
Spirent Communications PLC                                      291,994 a                379,385
Stagecoach Group PLC                                             81,326                  452,164
Thomas Cook Group PLC                                           133,250                  620,181
TUI Travel PLC                                                   86,449                  351,345
Tullett Prebon PLC                                               40,222                  341,817
Vedanta Resources PLC                                             9,191                  400,775
WSP Group PLC                                                    28,600                  298,793
                                                                                      14,946,624
TOTAL COMMON EQUITIES (cost $83,978,020)                                              82,397,434

Preferred Stocks--1.0%
Germany--1.0%
Fresenius AG (Cost $661,292)                                      9,800                  845,741
TOTAL UNAFFILIATED INVESTMENTS (cost $84,639,312)                                     83,243,175

AFFILIATED INVESTMENTS--8.3%
Dreyfus Institutional Preferred
Plus Money Market Fund (Cost $7,101,967)                      7,101,967  c             7,101,967
                                                                                     -----------

TOTAL INVESTMENTS-105.3% (cost $91,741,279)                                           90,345,142
LIABILITIES IN EXCESS OF OTHER ASSETS--(5.3%)                                         (4,572,963)
                                                                                     -----------
NET ASSETS--100%                                                                      85,772,179
                                                                                     ===========

REIT - Real Estate Investment Trust
a    Non-income producing security.
b Illiquid security. At the period end, the value of this security amounted to $293,898 or 0.3% of net assets.
c    Affiliated institutional money market fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $91,741,279. Net unrealized depreciation on investments was $1,396,137 of which $6,870,756 related to appreciated investment securities and $8,266,893 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008 the Fund held the following foward foreign currency exchange contracts:

                  Local                                                                    Unrealized
Contracts        Principal          Contract            Value at          USD Amount      Appreciation
to Deliver        Amount           Value Date        June 30, 2008        to Receive     (Depreciation)
--------------------------------------------------------------------------------------------------------
Euro               17,151            7/1/2008           27,003              27,018          $   15
Japanese Yen    9,405,154            7/1/2008           88,636              88,444            (192)
                                                                                            ------
                                                                                            $ (177)
                                                                                            ======

Mellon Institutional Funds Investment Trust
The Boston Company Large Cap Core Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                     Shares           Value ($)
------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.6%

EQUITIES--99.6%
Consumer Discretionary--9.1%
Autoliv, Inc.                                                  9,520           443,822
Darden Restaurants, Inc.                                      15,256           487,277
Family Dollar Stores, Inc.                                    38,510           767,889
Gap, Inc.                                                     40,800           680,136
McDonald's Corp.                                              18,408         1,034,898
Newell Rubbermaid, Inc.                                       24,230           406,822
News Corp., Class A                                           23,210           349,078
Omnicom Group, Inc.                                           29,970         1,345,054
Ross Stores, Inc.                                             22,360           794,227
TJX Cos., Inc.                                                23,610           743,007
Walt Disney Co.                                               20,450           638,040
                                                                             7,690,250
Consumer Staples--11.0%
Cadbury PLC - ADR                                              8,897           447,697
Coca-Cola Enterprises, Inc.                                   16,850           291,505
ConAgra Foods, Inc.                                           31,460           606,549
CVS Caremark Corp.                                            36,760         1,454,593
Dr. Pepper Snapple Group, Inc.                                17,790 a         373,234
Kroger Co.                                                    25,910           748,022
Molson Coors Brewing Co., Class B                              9,620           522,655
Philip Morris International, Inc.                             26,700         1,318,713
Supervalu, Inc.                                               32,910         1,016,590
SYSCO Corp.                                                   31,050           854,185
Wal-Mart Stores, Inc.                                         28,340         1,592,708
                                                                             9,226,451
Energy--15.5%
Anadarko Petroleum Corp.                                      10,150           759,626
Chesapeake Energy Corp.                                       10,350           682,686
Chevron Corp.                                                 24,422         2,420,953
ConocoPhillips                                                34,070         3,215,867
ENSCO International, Inc.                                      8,250           666,105
Marathon Oil Corp.                                            17,650           915,505
Nabors Industries Ltd.                                        18,910 a         930,939
National-Oilwell Varco, Inc.                                   9,840 a         873,005
Valero Energy Corp.                                            6,950           286,201
Williams Cos., Inc.                                           19,310           778,386
XTO Energy, Inc.                                              22,645         1,551,409
                                                                            13,080,682
Financials--15.1%
American International Group, Inc.                            23,689           626,811
Bank of America Corp.                                         45,400         1,083,698
Chubb Corp.                                                   23,530         1,153,205
Citigroup, Inc.                                               42,506           712,401
Discover Financial Services                                   26,150           344,395
Goldman Sachs Group, Inc.                                      8,700         1,521,630
JPMorgan Chase & Co.                                          51,930         1,781,718
Metlife, Inc.                                                 24,320         1,283,366
Morgan Stanley                                                24,630           888,404
PNC Financial Services Group, Inc.                            11,340           647,514
U.S. Bancorp                                                  26,930           751,078
Visa, Inc., Class A                                            8,945           727,318
Wachovia Corp.                                                15,560           241,647
Wells Fargo & Co.                                             41,370           982,538
                                                                            12,745,723
Health Care--12.4%
Baxter International, Inc.                                    28,090         1,796,075
Becton Dickinson & Co.                                         6,410           521,133
Covidien Ltd.                                                 10,867           520,421
Hospira, Inc.                                                 18,920 a         758,881
Johnson & Johnson                                             29,260         1,882,588
Laboratory Corp. of America Holdings                           7,220 a         502,729
Merck & Co., Inc.                                             24,610           927,551
Pfizer, Inc.                                                  51,860           905,994
Schering-Plough Corp.                                         24,780           487,918
St. Jude Medical, Inc.                                        12,540 a         512,635
Thermo Fisher Scientific, Inc.                                18,300 a       1,019,859
Wyeth                                                         13,210           633,552
                                                                            10,469,336
Industrials--11.0%
Allied Waste Industries, Inc.                                 42,530 a         536,729
Dover Corp.                                                   13,620           658,799
Eaton Corp.                                                   11,990         1,018,790
Emerson Electric Co.                                          19,670           972,681
General Electric Co.                                          54,180         1,446,064
Goodrich Corp.                                                11,980           568,571
L-3 Communications Holdings, Inc.                              6,740           612,464
Lockheed Martin Corp.                                          8,910           879,061
Raytheon Co.                                                   7,860           442,361
Terex Corp.                                                    8,940 a         459,248
Textron, Inc.                                                 13,420           643,221
Tyco International Ltd.                                       26,247         1,050,930
                                                                             9,288,919
Materials--3.2%
Air Products & Chemicals, Inc.                                 7,865           777,534
Freeport-McMoRan Cooper and Gold, Inc.                        10,730         1,257,449
Mosaic Co.                                                     4,420 a         639,574
                                                                             2,674,557
Technology--16.8%
Accenture Ltd., Class A                                       12,920           526,102
Adobe Systems, Inc.                                           18,160 a         715,322
Akamai Technologies, Inc.                                     19,530 a         679,449
Alliance Data Systems Corp.                                    7,750 a         438,262
Amphenol Corp., Class A                                       11,220           503,554
Apple Computer, Inc.                                          10,840 a       1,815,050
Cisco Systems, Inc.                                           44,730 a       1,040,420
Dell, Inc.                                                    36,520 a         799,058
Global Payments, Inc.                                         10,480           488,368
Intel Corp.                                                   73,730         1,583,720
McAfee, Inc.                                                  19,530 a         664,606
Microsoft Corp.                                               73,820         2,030,788
Oracle Corp.                                                  46,120 a         968,520
QUALCOMM, Inc.                                                22,990         1,020,066
Research In Motion Ltd.                                        6,520 a         762,188
                                                                            14,035,473
Telecommunication Services--2.2%
AT&T, Inc.                                                    55,060         1,854,971
Utilities--3.3%
PG&E Corp.                                                    23,630           937,875
Sempra Energy                                                 32,390         1,828,415
                                                                             2,766,290
TOTAL UNAFFILIATED INVESTMENTS (Cost $85,209,739)                           83,832,652

AFFILIATED INVESTMENTS--0.3%
Dreyfus Institutional Preferred Plus Money Market Fund
 (Cost $215,591)                                             215,591 b         215,591
                                                                            ----------

TOTAL INVESTMENTS--99.9% (Cost $85,425,330)                                 84,048,243
OTHER ASSETS, LESS LIABILITIES--0.1%                                           121,320
                                                                            ----------
NET ASSETS--100%                                                            84,169,563
                                                                            ==========

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Affilated institutional money market fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $85,425,330. Net unrealized depreciation on investments was $1,377,087 of which $7,824,112 related to appreciated investment securities and $9,201,199 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Growth Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                     Shares              Value ($)
------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.9%

Equities--92.7%

Consumer Discretionary--13.9%
Citi Trends, Inc.                                              30,070 a            681,386
Dollar Tree, Inc.                                              72,870 a          2,382,120
Interactive Data Corp.                                         47,410            1,191,413
Interface, Inc., Class A                                      127,690 b          1,599,956
Jos A Bank Clothiers, Inc.                                     49,840 a,b        1,333,220
Lions Gate Entertainment Corp.                                382,160 a          3,959,178
Panera Bread Co., Class A                                      40,350 a,b        1,866,591
Papa John's International, Inc.                                96,040 a,b        2,553,704
Playboy Enterprises, Inc., Class B                             97,090 a,b          479,625
Polaris Industries, Inc.                                       54,250 b          2,190,615
RHI Entertainment, Inc.                                        84,730 a          1,100,643
Shutterfly, Inc.                                              101,880 a,b        1,243,955
Skechers USA, Inc., Class A                                    53,220 a          1,051,627
Steven Madden Ltd.                                             37,590 a,b          690,904
THQ, Inc.                                                     115,230 a,b        2,334,560
Tractor Supply Co.                                             58,930 a,b        1,711,327
True Religion Apparel, Inc.                                    36,870 a,b          982,586
Ulta Salon, Cosmetics & Fragrance, Inc.                        74,780 a,b          840,527
Volcom, Inc.                                                   45,880 a,b        1,097,908
WMS Industries, Inc.                                           92,900 a,b        2,765,633
                                                                                32,057,478
Consumer Staples--6.4%
Alberto-Culver Co.                                            125,510            3,297,148
Bare Escentuals, Inc.                                         223,100 a,b        4,178,663
Longs Drug Stores Corp.                                        42,160 b          1,775,358
NBTY, Inc.                                                     55,150 a          1,768,109
Nu Skin Enterprises, Inc., Class A                             64,930 b            968,756
Ruddick Corp.                                                  65,000 b          2,230,150
Spartan Stores, Inc.                                           24,360 b            560,280
                                                                                14,778,464
Energy--13.3%
Berry Petroleum Co., Class A                                   46,710 b          2,750,285
Cal Dive International, Inc.                                  136,960 a,b        1,957,158
Complete Production Services, Inc.                            120,620 a,b        4,392,980
Delta Petroleum Corp.                                          93,410 a,b        2,383,823
Dril-Quip, Inc.                                                42,970 a          2,707,110
Global Industries Ltd.                                         69,590 a,b        1,247,749
Hornbeck Offshore Services, Inc.                               44,790 a,b        2,531,083
ION Geophysical Corp.                                         105,030 a          1,832,773
Lufkin Industries, Inc.                                        13,610 b          1,133,441
NATCO Group, Inc., Class A                                     66,150 a,b        3,607,160
Penn Virginia Corp.                                            20,440 b          1,541,585
Union Drilling, Inc.                                           66,780 a,b        1,447,790
W-H Energy Services, Inc.                                      30,920 a,b        2,960,281
                                                                                30,493,218
Financials--2.3%
Arch Capital Group Ltd.                                        37,500 a          2,487,000
Cardtronics, Inc.                                              88,290 a,b          783,132
First Mercury Financial Corp.                                  47,710 a            841,604
RLI Corp.                                                      24,710 b          1,222,404
                                                                                 5,334,140
Health Care--19.7%
Allscripts Healthcare Solutions, Inc.                          80,200 a,b          995,282
Alnylam Pharmaceuticals, Inc.                                  37,340 a,b          998,098
Amedisys, Inc.                                                 62,830 a          3,167,889
Applera Corp.-Celera Genomics Group                           102,290 a,b        1,162,014
Bio-Rad Laboratories, Class A                                  21,780 a          1,761,784
BioMarin Pharmaceutical, Inc.                                  35,240 a          1,021,255
CONMED Corp.                                                   74,420 a          1,975,851
Covance, Inc.                                                  30,780 a,b        2,647,696
Enzon Pharmaceuticals, Inc.                                   117,780 a,b          838,594
Integra LifeSciences Holdings Corp.                            83,980 a,b        3,735,430
Natus Medical, Inc.                                           130,620 a,b        2,735,183
NuVasive, Inc.                                                 33,950 a,b        1,516,207
PAREXEL International Corp.                                    78,410 a          2,062,967
PerkinElmer, Inc.                                             120,250            3,348,963
Pharmasset, Inc.                                               20,460 a,b          386,285
Phase Forward, Inc.                                            87,200 a          1,566,984
PSS World Medical, Inc.                                        60,790 a,b          990,877
ResMed, Inc.                                                   49,900 a          1,783,426
Thermo Fisher Scientific, Inc.                                 71,390 a          3,978,565
Thoratec Corp.                                                 81,810 a,b        1,422,676
United Therapeutics Corp.                                      17,210 a          1,682,278
Volcano Corp.                                                  72,290 a            881,938
Wright Medical Group, Inc.                                    164,620 a,b        4,676,854
                                                                                45,337,096
Industrials--10.1%
Actuant Corp., Class A                                         95,910            3,006,778
Bucyrus International, Inc.                                    29,200            2,132,184
Clean Harbors, Inc.                                            21,320 a,b        1,514,999
Cornell Companies, Inc.                                        14,100 a,b          339,951
ENGlobal Corp.                                                 39,260 a            559,062
Excel Maritime Carriers Ltd.                                   26,070 b          1,023,247
Exponent, Inc.                                                 41,710 a,b        1,310,111
Hurco Companies, Inc.                                          16,980 a,b          524,512
Huron Consulting Group, Inc.                                   27,210 a,b        1,233,701
Landstar System, Inc.                                          49,340            2,724,555
MSC Industrial Direct Co., Inc., Class A                       48,320 b          2,131,395
Orion Energy Systems, Inc.                                     68,890 a,b          688,900
Quanta Services, Inc.                                          74,560 a,b        2,480,611
Stanley, Inc.                                                  34,630 a,b        1,160,798
UTI Worldwide, Inc.                                           119,250            2,379,038
                                                                                23,209,842
Materials--2.5%
American Vanguard Corp.                                        98,460 b          1,211,058
H.B. Fuller Co.                                                92,550 b          2,076,822
Horsehead Holding Corp.                                       102,540 a          1,246,886
Minefinders Corp. Ltd.                                        120,150 a,b        1,249,560
                                                                                 5,784,326
Technology--22.6%
Acme Packet, Inc.                                             132,690 a          1,029,674
Ariba, Inc.                                                    80,900 a,b        1,190,039
BigBand Networks, Inc.                                        117,240 a            554,545
Broadridge Financial Solutions, Inc.                           75,900            1,597,695
CACI International, Inc., Class A                              69,490 a,b        3,180,557
Diodes, Inc.                                                   86,880 a,b        2,401,363
Eagle Test Systems, Inc.                                       67,940 a,b          760,928
FLIR Systems, Inc.                                             32,660 a,b        1,325,016
Forrester Research, Inc.                                       61,790 a,b        1,908,075
Informatica Corp.                                             115,520 a          1,737,421
IPG Photonics Corp.                                           107,590 a          2,023,768
j2 Global Communications, Inc.                                 52,920 a,b        1,217,160
Jack Henry & Associates, Inc.                                  30,760 b            665,646
The Knot, Inc.                                                116,530 a,b        1,139,663
Kulicke and Soffa Industries, Inc.                            187,180 a,b        1,364,542
Lattice Semiconductor Corp.                                   341,950 a          1,070,304
ManTech International Corp., Class A                           45,860 a,b        2,206,783
Marchex, Inc., Class B                                         86,750 b          1,068,760
Mellanox Technologies Ltd.                                    156,330 a          2,116,708
Metavante Technologies, Inc.                                  117,780 a          2,664,184
Microsemi Corp.                                                53,440 a,b        1,345,619
Ness Technologies, Inc.                                       129,150 a          1,306,998
Netscout Systems, Inc.                                        188,810 a          2,016,491
Neutral Tandem, Inc.                                           85,060 a          1,488,550
NICE Systems Ltd. - ADR                                        38,470 a          1,137,558
ON Semiconductor Corp.                                        202,780 a,b        1,859,493
OpNext, Inc.                                                  286,650 a          1,542,177
PMC-Sierra, Inc.                                              143,030 a,b        1,094,180
Polycom, Inc.                                                  84,440 a,b        2,056,958
QAD, Inc.                                                      28,070 b            190,034
SkillSoft PLC - ADR                                           263,480 a          2,381,859
Teradyne, Inc.                                                101,830 a          1,127,258
Ultimate Software Group, Inc.                                  29,620 a,b        1,055,361
ValueClick, Inc.                                              148,440 a,b        2,248,866
                                                                                52,074,233
Telecommunication Services--1.6%
NeuStar, Inc., Class A                                        164,430 a,b        3,545,111
Utilities--0.3%
Synthesis Energy Systems, Inc.                                 74,030 a            666,270
Total Equities (Cost $213,017,995)                                             213,280,178


INVESTMENT OF CASH COLLATERAL-- 6.2%
BlackRock Cash Strategies L.L.C. (Cost $14,338,091)        14,338,091 c,e       14,338,091
TOTAL UNAFFILIATED INVESTMENTS (Cost $227,356,086)                             227,618,269

AFFILIATED INVESTMENTS--26.4%
Dreyfus Institutional Cash Advantage Fund                  43,386,102 d,e       43,386,102
Dreyfus Institutional Preferred Plus Money Market Fund     17,354,775 d         17,354,775
                                                                             --------------
TOTAL AFFILIALTED INVESTMENTS (Cost $60,740,877)                                60,740,877

TOTAL INVESTMENTS--125.3% (Cost $288,096,963)                                  288,359,146
LIABILITIES IN EXCESS OF OTHER ASSETS--(25.3%)                                 (58,345,709)
                                                                             --------------
NET ASSETS--100%                                                               230,013,437
                                                                             ==============

Notes to Schedule of Investments:
ADR - American Depository Receipt
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $14,338,091 or 6.2% of the net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $288,096,963. Net unrealized appreciation on investments was $262,183 of which $13,192,356 related to appreciated investment securities and $12,930,173 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports . previously filed with the Securities and Exchange Commission on Form N-CSR

At June 30, 2008 the Fund held the following futures contracts:

                                                                       Underlying Face        Unrealized
Contract                              Position       Expiration Date   Amount at Value       Depreciation
----------------------------------------------------------------------------------------------------------
Russell 2000 Index (20 Contracts)      Long             9/18/2008        6,917,000           $ (416,896)
                                                                                             ==========

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                     Shares                Value ($)
----------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--110.4%
EQUITIES--98.2%
Consumer Discretionary--17.8%
AH Belo Corp., Class A                                     153,446                 874,642
AnnTaylor Stores Corp.                                     244,720  a,b          5,863,491
Asbury Automotive Group, Inc.                              105,410  b            1,354,518
Bebe Stores, Inc.                                          183,260  b            1,761,129
Belo Corp., Class A                                        363,790  b            2,659,305
Cache, Inc.                                                172,890  a,b          1,849,923
Cavco Industries, Inc.                                      68,812  a,b          2,252,217
Champion Enterprises, Inc.                                 450,510  a,b          2,635,483
Children's Place Retail Stores, Inc.                       219,970  a,b          7,940,917
Courier Corp.                                              101,840  b            2,044,947
Cox Radio, Inc., Class A                                   294,160  a,b          3,471,088
Drew Industries, Inc.                                      136,680  a,b          2,180,046
Ethan Allen Interiors, Inc.                                149,760  b            3,684,096
Foot Locker, Inc.                                          187,840               2,338,608
Hillenbrand, Inc.                                           58,410               1,249,974
Jack in the Box, Inc.                                       79,870  a,b          1,789,887
Jos A Bank Clothiers, Inc.                                 157,420  a,b          4,210,985
Kenneth Cole Productions, Inc., Class A                    205,850  b            2,614,295
M.D.C. Holdings, Inc.                                      137,460  b            5,369,188
Meredith Corp.                                             123,100  b            3,482,499
Modine Manufacturing Co.                                   142,130  b            1,758,148
New York Times Co., Class A                                275,420  b            4,238,714
OfficeMax, Inc.                                            176,150               2,448,485
P.F. Chang's China Bistro, Inc.                             49,350  a,b          1,102,479
Panera Bread Co., Class A                                  120,220  a,b          5,561,377
Regis Corp.                                                193,990               5,111,636
Ryland Group, Inc.                                          47,100  b            1,027,251
Saks, Inc.                                                 196,390  a,b          2,156,362
Sonic Automotive, Inc., Class A                            120,210               1,549,507
Tenneco, Inc.                                              248,443  a,b          3,361,434
Timberland Co., Class A                                    205,730  a,b          3,363,686
Tractor Supply Co.                                          78,250  a            2,272,380
Zale Corp.                                                 249,180  a,b          4,707,010
                                                                                98,285,707
Consumer Staples--7.0%
BJ'S Wholesale Club, Inc.                                  163,350  a,b          6,321,645
Casey's General Stores, Inc.                               296,570  b            6,871,527
Lancaster Colony Corp.                                      41,161  b            1,246,355
Lance, Inc.                                                234,426  b            4,400,176
Longs Drug Stores Corp.                                    273,390  b           11,512,453
Ralcorp Holdings, Inc.                                      78,130  a,b          3,862,747
Winn-Dixie Stores, Inc.                                    256,710  a,b          4,112,494
                                                                                38,327,397
Energy--8.6%
CARBO Ceramics, Inc.                                       103,250  b            6,024,637
Dril-Quip, Inc.                                             82,993  a            5,228,559
Global Industries Ltd.                                     220,970  a,b          3,961,992
Key Energy Services, Inc.                                  281,900  a            5,474,498
Oil States International, Inc.                              77,390  a,b          4,909,622
Penn Virginia Corp.                                         78,900  b            5,950,638
Pioneer Drilling Co.                                       294,670  a,b          5,542,743
Tetra Technologies, Inc.                                   241,950  a,b          5,736,635
W-H Energy Services, Inc.                                   50,600  a,b          4,844,444
                                                                                47,673,768
Financials--20.0%
Aspen Insurance Holdings Ltd.                              145,580               3,445,879
Assured Guaranty Ltd.                                      179,887               3,236,167
BancorpSouth, Inc.                                         223,990  b            3,917,585
BankAtlantic Bancorp, Inc., Class A                        573,083  b            1,008,626
BioMed Realty Trust, Inc. REIT                             138,490  b            3,397,160
Care Investment Trust, Inc. REIT                           244,190               2,302,712
City National Corp.                                        101,780  b            4,281,885
Cohen & Steers, Inc.                                        93,050  b            2,416,508
Education Realty Trust, Inc. REIT                          334,996  b            3,902,703
Financial Federal Corp.                                    276,754  b            6,077,518
FirstMerit Corp.                                           325,330  b            5,306,132
Flushing Financial Corp.                                   166,930               3,163,323
Hancock Holding Co.                                         57,720  b            2,267,819
Hanover Insurance Group, Inc.                              101,210               4,301,425
Horace Mann Educators Corp.                                226,400  b            3,174,128
Intervest Bancshares Corp., Class A                        113,998                 583,670
Jefferies Group, Inc.                                      173,170  b            2,912,719
KKR Financial Holdings LLC                                 243,240  b            2,554,020
Lasalle Hotel Properties REIT                              139,150  b            3,496,839
Lexington Realty Trust REIT                                303,520  b            4,136,978
Mission West Properties REIT                               193,500  b            2,120,760
Old National Bancorp                                       336,510  b            4,798,633
Pacific Capital Bancorp                                    334,474  b            4,609,052
Philadelphia Consolidated Holding Corp.                    162,980  a,b          5,536,431
Piper Jaffray Cos.                                         172,780  a,b          5,067,637
Redwood Trust, Inc. REIT                                   237,770  b            5,418,778
Southwest Bancorp, Inc.                                    160,255               1,842,933
Texas Capital Bancshares, Inc.                             119,083  a,b          1,905,328
Washington Federal, Inc.                                   273,523  b            4,950,766
Washington Trust Bancorp, Inc.                              59,870  b            1,179,439
Whitney Holding Corp.                                      154,490  b            2,827,167
Wilmington Trust Corp.                                     161,500  b            4,270,060
                                                                               110,410,780
Health Care--9.0%
Air Methods Corp.                                          139,330  a,b          3,483,250
Amedisys, Inc.                                              90,270  a,b          4,551,413
K-V Pharmaceutical Co., Class A                            214,824  a,b          4,152,548
Kensey Nash Corp.                                          143,784  a,b          4,608,277
Magellan Health Services, Inc.                             135,240  a            5,007,937
Medicines Co.                                              192,410  a,b          3,813,566
Medicis Pharmaceutical Corp., Class A                      127,395  b            2,647,268
Odyssey HealthCare, Inc.                                   369,940  a,b          3,603,216
Omnicell, Inc.                                             237,208  a,b          3,126,401
Pediatrix Medical Group, Inc.                               37,513  a,b          1,846,765
Phase Forward, Inc.                                        205,970  a,b          3,701,281
Providence Service Corp.                                   200,300  a,b          4,228,333
Res-Care, Inc.                                             257,344  a,b          4,575,576
                                                                                49,345,831
Industrials--13.1%
American Ecology Corp.                                     118,330  b            3,494,285
Casella Waste Systems, Inc., Class A                       391,870  a            4,776,895
Celadon Group, Inc.                                        129,383  a            1,292,536
Ceradyne, Inc.                                              23,100  a              792,330
Clean Harbors, Inc.                                        114,010  a,b          8,101,551
Curtiss-Wright Corp.                                       178,150  b            7,970,431
Esterline Technologies Corp.                                79,011  a,b          3,892,082
First Advantage Corp., Class A                             118,297  a            1,875,007
Granite Construction, Inc.                                 213,489  b            6,731,308
Heartland Express, Inc.                                    457,780  b            6,825,500
McGrath Rentcorp.                                          199,810               4,913,328
Moog, Inc., Class A                                        146,350  a,b          5,450,074
Pike Electric Corp.                                        112,130  a            1,862,479
Tetra Tech, Inc.                                           212,613  a            4,809,306
Triumph Group, Inc.                                         83,590  b            3,937,089
Waste Connections, Inc.                                    171,999  a,b          5,491,928
                                                                                72,216,129
Materials--3.4%
AMCOL International Corp.                                  137,290  b            3,907,273
Glatfelter                                                 209,510  b            2,830,480
Louisiana-Pacific Corp.                                    202,980  b            1,723,300
Neenah Paper, Inc.                                         110,060  b            1,839,103
Packaging Corp. of America                                 163,770               3,522,693
Temple-Inland, Inc.                                        304,060  b            3,426,756
Wausau Paper Corp.                                         202,090  b            1,558,114
                                                                                18,807,719
Technology--13.9%
Aspen Technology, Inc.                                     329,460  a            4,381,818
Cirrus Logic, Inc.                                         413,560  a,b          2,299,394
Comtech Telecommunications Corp.                           111,860  a,b          5,481,140
Cray, Inc.                                                 498,430  a,b          2,312,715
Cymer, Inc.                                                119,760  a,b          3,219,149
DealerTrack Holdings, Inc.                                  90,400  a            1,275,544
Electronics for Imaging, Inc.                              391,580  a,b          5,717,068
EPIQ Systems, Inc.                                         285,181  a,b          4,049,570
FEI Co.                                                    167,850  a,b          3,823,623
Foundry Networks, Inc.                                      76,110  a,b            899,620
Harris Stratex Networks, Inc., Class A                     221,240  a            2,099,568
Interwoven, Inc.                                           253,120  a,b          3,039,971
MKS Instruments, Inc.                                      170,720  a,b          3,738,768
MTS Systems Corp.                                          130,740  b            4,690,951
Netgear, Inc.                                              197,130  a,b          2,732,222
NIC, Inc.                                                  258,740  b            1,767,194
OSI Systems, Inc.                                           67,200  a            1,439,424
Parametric Technology Corp.                                245,820  a,b          4,097,819
Rudolph Technologies, Inc.                                 198,140  a,b          1,525,678
Sonus Networks, Inc.                                       283,450  a,b            969,399
SRA International, Inc., Class A                           222,710  a,b          5,002,067
Sybase, Inc.                                               242,290  a,b          7,128,172
Teradyne, Inc.                                             275,920  a            3,054,434
Ultra Clean Holdings, Inc.                                 214,460  a            1,707,102
                                                                                76,452,410
Telecommunication Services--1.8%
Cincinnati Bell, Inc.                                    1,468,120  a,b          5,843,118
NeuStar, Inc., Class A                                     188,400  a,b          4,061,904
                                                                                 9,905,022
Utilities--3.6%
Black Hills Corp.                                          131,110  b            4,203,387
El Paso Electric Co.                                       180,830  a,b          3,580,434
Hawaiian Electric Industries, Inc.                         163,270  b            4,037,667
IDACORP, Inc.                                              138,620  b            4,004,732
Portland General Electric Co.                              145,530               3,277,336
SJW Corp.                                                   28,950  b              764,280
                                                                                19,867,836
Total Equities (Cost $606,893,280)                                             541,292,599

INVESTMENT OF CASH COLLATERAL--12.2%
BlackRock Cash Strategies L.L.C. (Cost $67,537,171)     67,537,171  c,e         67,537,171

TOTAL UNAFFILIATED INVESTMENTS (Cost $674,430,451)                             608,829,770

AFFILIATED INVESTMENTS--12.4%
Dreyfus Institutional Cash Advantage Fund               53,474,979  d,e         53,474,979
Dreyfus Institutional Preferred Plus Money Market Fund  14,901,500  d           14,901,500
                                                                              --------------
TOTAL AFFILIATED INVESTMENTS (Cost $68,376,479)                                 68,376,479

TOTAL INVESTMENTS--122.8% (Cost $742,806,930)                                  677,206,249
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.8%)
                                                                              (125,755,278)
                                                                             --------------
NET ASSETS--100%                                                               551,450,971
                                                                             ==============

Notes to Schedule of Investments:
REIT-Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $67,537,171 or 12.2% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending collateral.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $742,806,930. Net unrealized depreciation on investments was $65,600,681 of which $40,616,908 related to appreciated investment securities and $106,217,589 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008, the fund held the following futures contracts:

                                                                       Underlying
                                                                          Face
                                                         Expiration     Amount at       Unrealized
Contract                                   Position        Date           Value         Depreciation
----------------------------------------------------------------------------------------------------
Russell 2000 Index (49 Contracts)           Long         9/19/2008      $3,389,330      ($207,123)
                                                                                        ==========

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund II
Schedule of Investment - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                Shares                Value ($)
----------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.3%

EQUITIES--95.2%

Consumer Discretionary--14.1%
AnnTaylor Stores Corp.                                     2,680  a           64,213
Foot Locker, Inc.                                          3,980              49,551
Gentex Corp.                                               3,210              46,352
Harman International Industries, Inc.                      1,140              47,185
Hearst-Argyle Television, Inc.                             1,510  b           28,992
Hillenbrand, Inc.                                          1,250              26,750
Jos A Bank Clothiers, Inc.                                 1,590  a,b         42,532
M.D.C. Holdings, Inc.                                      1,700              66,402
Meredith Corp.                                             1,250  b           35,362
New York Times Co., Class A                                3,440  b           52,942
NVR, Inc.                                                    110  a           55,009
OfficeMax, Inc.                                            2,790              38,781
Panera Bread Co., Class A                                  1,230  a,b         56,900
Regis Corp.                                                1,690              44,532
Saks, Inc.                                                 2,000  a,b         21,960
Tenneco, Inc.                                              2,500  a           33,825
Tractor Supply Co.                                           800  a           23,232
Williams-Sonoma, Inc.                                      2,600  b           51,584
Zale Corp.                                                 2,530  a,b         47,792
                                                                             833,896
Consumer Staples--5.7%
BJ'S Wholesale Club, Inc.                                  1,690  a           65,403
J.M. Smucker Co.                                           1,220              49,581
Longs Drug Stores Corp.                                    2,820             118,750
Ralcorp Holdings, Inc.                                     2,030  a,b        100,363
                                                                             334,097
Energy--7.8%
Dril-Quip, Inc.                                              600  a           37,800
Global Industries Ltd.                                     2,300  a           41,239
Key Energy Services, Inc.                                  3,000  a           58,260
Oil States International, Inc.                               820  a           52,021
Patterson-UTI Energy, Inc.                                 1,290              46,492
Penn Virginia Corp.                                          800              60,336
Tidewater, Inc.                                            1,000              65,030
Unit Corp.                                                 1,220  a          101,223
                                                                             462,401
Financials--21.6%
Alexandria Real Estate Equities, Inc. REIT                   590              57,431
Aspen Insurance Holdings Ltd.                              1,770              41,896
Assured Guaranty Ltd.                                      1,800  b           32,382
BancorpSouth, Inc.                                         1,810              31,657
BioMed Realty Trust, Inc. REIT                             1,500              36,795
City National Corp.                                        1,430              60,160
Commerce Bancshares, Inc.                                  1,000              39,660
Conseco, Inc.                                              5,060  a           50,195
Cullen/Frost Bankers, Inc.                                 1,500              74,775
Fidelity National Financial, Inc., Class A                 2,980              37,548
First American Corp.                                       1,220              32,208
FirstMerit Corp.                                           3,360              54,802
Hanover Insurance Group, Inc.                              1,700              72,250
Health Care REIT, Inc.                                     1,570              69,865
Jefferies Group, Inc.                                      1,800  b           30,276
Jones Lang Lasalle, Inc.                                     410              24,678
Lasalle Hotel Properties REIT                              1,380              34,679
Lexington Realty Trust REIT                                2,850  b           38,845
Philadelphia Consolidated Holding Corp.                    2,230  a           75,753
Piper Jaffray Cos.                                         1,330  a           39,009
Protective Life Corp.                                      1,850              70,392
Raymond James Financial, Inc.                              1,830  b           48,294
Redwood Trust, Inc. REIT                                   2,480  b           56,519
Synovus Financial Corp.                                    4,200  b           36,666
Washington Federal, Inc.                                   2,820              51,042
Whitney Holding Corp.                                      1,600  b           29,280
Wilmington Trust Corp.                                     2,080              54,995
                                                                           1,282,052
Health Care--9.3%
Amedisys, Inc.                                               900  a           45,378
Charles River Laboratories International, Inc.             1,510  a           96,519
Hill-Rom Holdings, Inc.                                    1,250              33,600
Invitrogen Corp.                                           1,260  a           49,468
K-V Pharmaceutical Co., Class A                              600  a,b         11,598
Magellan Health Services, Inc.                             1,260  a           46,658
MDS, Inc.                                                  2,350  a           38,070
Medicines Co.                                              2,010  a           39,838
Medicis Pharmaceutical Corp., Class A                      1,340              27,845
Pediatrix Medical Group, Inc.                              1,970  a           96,983
PerkinElmer, Inc.                                          2,370              66,004
                                                                             551,961
Industrials--15.3%
Alliant Techsystems, Inc.                                    310  a           31,521
Brink's Co.                                                1,420              92,896
Ceradyne, Inc.                                               200  a            6,860
Clean Harbors, Inc.                                        1,180  a           83,851
Corrections Corp. of America                               2,630  a           72,246
Curtiss-Wright Corp.                                       1,800              80,532
Esterline Technologies Corp.                                 990  a           48,767
Granite Construction, Inc.                                 1,960              61,799
Heartland Express, Inc.                                    4,160  b           62,026
Landstar System, Inc.                                        650              35,893
Monster Worldwide, Inc.                                    1,900  a           39,159
MSC Industrial Direct Co., Inc., Class A                   1,270              56,020
Steelcase Inc., Class A                                    4,210              42,226
Thomas & Betts Corp.                                         780  a           29,523
Triumph Group, Inc.                                          600              28,260
URS Corp.                                                  1,100  a           46,167
Waste Connections, Inc.                                    2,630  a           83,976
                                                                             901,722
Materials--3.1%
Ashland, Inc.                                                900              43,380
Louisiana-Pacific Corp.                                    2,100              17,829
Packaging Corp. of America                                 1,650              35,491
Reliance Steel & Aluminum Co.                                630              48,567
Temple-Inland, Inc.                                        3,200              36,064
                                                                             181,331
Technology--10.6%
Aspen Technology, Inc.                                     2,270  a           30,191
Comtech Telecommunications Corp.                             820  a           40,180
Cymer, Inc.                                                1,210  a           32,525
Electronics for Imaging, Inc.                              4,010  a           58,546
Foundry Networks, Inc.                                       800  a            9,456
Hewitt Associates, Inc., Class A                           1,540  a           59,028
MKS Instruments, Inc.                                      1,740  a           38,106
Netgear, Inc.                                              2,000  a           27,720
Novellus Systems, Inc.                                     2,100  a           44,499
Parametric Technology Corp.                                2,590  a           43,175
SRA International, Inc., Class A                           2,160  a           48,514
Sybase, Inc.                                               3,240  a           95,321
Teradyne, Inc.                                             4,930  a           54,575
Varian Semiconductor Equipment Associates, Inc.            1,300  a           45,266
                                                                             627,102
Telecommunication Services--1.8%
Cincinnati Bell, Inc.                                     15,720  a           62,566
NeuStar, Inc., Class A                                     1,930  a           41,611
                                                                             104,177
Utilities--5.9%
AGL Resources, Inc.                                        1,940              67,085
Atmos Energy Corp.                                         2,240              61,757
Black Hills Corp.                                          1,260              40,396
Hawaiian Electric Industries, Inc.                         1,720  b           42,536
IDACORP, Inc.                                              1,360  b           39,290
Portland General Electric Co.                              1,310              29,501
UGI Corp.                                                  2,480              71,201
                                                                             351,766
TOTAL EQUITIES (Cost $6,421,549)                                           5,630,505
EXCHANGE TRADED FUNDS--2.5%
iShares Russell 2000 Value Index Fund                        900              57,644
Midcap SPDR Trust Series 1                                   600              89,600
                                                                             147,244

INVESTMENT OF CASH COLLATERAL--1.6%
BlackRock Cash Strategies L.L.C.  (Cost $95,763)          95,763  c,e         95,763
TOTAL UNAFFILIATED INVESTMENTS  (Cost $6,664,579)                          5,873,512

AFFILIATED INVESTMENTS--19.5%
Dreyfus Institutional Cash Advantage Fund                803,281  d,e        803,281
Dreyfus Institutional Preferred Plus Money Market Fund   348,396  d          348,396
                                                                          ----------
TOTAL AFFILIATED INVESTMENTS (Cost $1,151,677)                             1,151,677

TOTAL INVESTMENTS--118.8% (Cost $7,816,256)                                7,025,189
LIABILITIES IN EXCESS OF OTHER ASSETS--(18.8%)                            (1,112,295)
                                                                          ----------
NET ASSETS--100%                                                           5,912,894
                                                                          ==========

REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At period end, the value fo this security amounted to $95,763 or 1.6% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,816,256. Net unrealized depreciation on investments was $791,067 of which $269,172 related to appreciated investment securities and $1,060,239 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Tax-Sensitive Equity Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                Shares            Value ($)
----------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.6%

EQUITIES--92.6%
Consumer Discretionary--13.9%
Citi Trends, Inc.                                         41,873  a         948,842
Dollar Tree, Inc.                                        101,050  a       3,303,325
Interactive Data Corp.                                    65,530          1,646,769
Interface, Inc., Class A                                 180,280  b       2,258,908
Jos A Bank Clothiers, Inc.                                69,890  a,b     1,869,558
Lions Gate Entertainment Corp.                           534,630  a       5,538,767
Panera Bread Co., Class A                                 55,340  a,b     2,560,028
Papa John's International, Inc.                          132,630  a,b     3,526,632
Playboy Enterprises, Inc., Class B                       138,190  a         682,659
Polaris Industries, Inc.                                  75,180  b       3,035,768
RHI Entertainment, Inc.                                  119,130  a       1,547,499
Shutterfly, Inc.                                         140,570  a,b     1,716,360
Skechers USA, Inc., Class A                               74,120  a       1,464,611
Steven Madden Ltd.                                        51,970  a         955,209
THQ, Inc.                                                158,810  a,b     3,217,491
Tractor Supply Co.                                        81,013  a,b     2,352,618
True Religion Apparel, Inc.                               51,333  a,b     1,368,024
Ulta Salon, Cosmetics & Fragrance, Inc.                  106,350  a,b     1,195,374
Volcom, Inc.                                              63,620  a,b     1,522,427
WMS Industries, Inc.                                     127,930  a,b     3,808,476
                                                                         44,519,345
Consumer Staples--6.4%
Alberto-Culver Co.                                       173,070          4,546,549
Bare Escentuals, Inc.                                    314,781  a,b     5,895,848
Longs Drug Stores Corp.                                   57,860  b       2,436,485
NBTY, Inc.                                                78,010  a       2,501,001
Nu Skin Enterprises, Inc., Class A                        92,730  b       1,383,532
Ruddick Corp.                                             91,226  b       3,129,964
Spartan Stores, Inc.                                      34,435            792,005
                                                                         20,685,384
Energy--13.2%
Berry Petroleum Co., Class A                              64,240  b       3,782,451
Cal Dive International, Inc.                             191,090  a,b     2,730,676
Complete Production Services, Inc.                       172,140  a,b     6,269,339
Delta Petroleum Corp.                                    129,520  a       3,305,350
Dril-Quip, Inc.                                           59,340  a       3,738,420
Global Industries Ltd.                                    96,580  a,b     1,731,679
Hornbeck Offshore Services, Inc.                          62,110  a,b     3,509,836
ION Geophysical Corp.                                    146,210  a       2,551,365
Lufkin Industries, Inc.                                   19,291  b       1,606,554
NATCO Group, Inc., Class A                                90,610  a,b     4,940,963
Penn Virginia Corp.                                       29,079  b       2,193,138
Union Drilling, Inc.                                      92,460  a,b     2,004,533
W-H Energy Services, Inc.                                 42,300  a,b     4,049,802
                                                                         42,414,106
Financials--2.3%
Arch Capital Group Ltd.                                   51,400  a       3,408,848
Cardtronics, Inc.                                        124,940  a       1,108,218
First Mercury Financial Corp.                             66,578  a       1,174,436
RLI Corp.                                                 34,330  b       1,698,305
                                                                          7,389,807
Health Care--19.8%
Allscripts Healthcare Solutions, Inc.                    113,240  a,b     1,405,308
Alnylam Pharmaceuticals, Inc.                             52,320  a,b     1,398,514
Amedisys, Inc.                                            87,290  a,b     4,401,162
Applera Corp.-Celera Genomics Group                      141,160  a,b     1,603,578
Bio-Rad Laboratories, Inc., Class A                       30,310  a       2,451,776
BioMarin Pharmaceutical, Inc.                             58,243  a,b     1,687,882
CONMED Corp.                                             102,380  a,b     2,718,189
Covance, Inc.                                             42,470  a,b     3,653,269
Enzon Pharmaceuticals, Inc.                              166,260  a,b     1,183,771
Integra LifeSciences Holdings Corp.                      118,395  a,b     5,266,210
Natus Medical, Inc.                                      181,300  a,b     3,796,422
NuVasive, Inc.                                            46,990  a,b     2,098,573
PAREXEL International Corp.                              107,880  a,b     2,838,323
PerkinElmer, Inc.                                        169,600          4,723,360
Pharmasset, Inc.                                          24,864  a         469,432
Phase Forward, Inc.                                      122,880  a,b     2,208,154
PSS World Medical, Inc.                                   84,590  a,b     1,378,817
ResMed, Inc.                                              69,400  a       2,480,356
Thermo Fisher Scientific, Inc.                           103,520  a,b     5,769,170
Thoratec Corp.                                           114,629  a,b     1,993,398
United Therapeutics Corp.                                 23,660  a       2,312,765
Volcano Corp.                                            100,510  a       1,226,222
Wright Medical Group, Inc.                               222,080  a,b     6,309,293
                                                                         63,373,944
Industrials--10.0%
Actuant Corp., Class A                                   137,450          4,309,057
Bucyrus International, Inc., Class A                      40,572          2,962,567
Clean Harbors, Inc.                                       29,250  a,b     2,078,505
Cornell Companies, Inc.                                   14,710  a         354,658
ENGlobal Corp.                                            49,080  a         698,899
Excel Maritime Carriers Ltd.                              36,430  b       1,429,877
Exponent, Inc.                                            57,220  a       1,797,280
Hurco Companies, Inc.                                     23,500  a,b       725,915
Huron Consulting Group, Inc.                              37,490  a       1,699,797
Landstar System, Inc.                                     67,750  b       3,741,155
MSC Industrial Direct Co., Inc., Class A                  67,430  b       2,974,337
Orion Energy Systems, Inc.                                94,940  a,b       949,400
Quanta Services, Inc.                                    103,980  a,b     3,459,415
Stanley, Inc.                                             48,855  a,b     1,637,620
UTI Worldwide, Inc.                                      168,200          3,355,590
                                                                         32,174,072
Materials--2.5%
American Vanguard Corp.                                  135,610  b       1,668,003
H.B. Fuller Co.                                          129,460  b       2,905,082
Horsehead Holding Corp.                                  144,440  a       1,756,390
Minefinders Corp. Ltd.                                   167,760  a,b     1,744,704
                                                                          8,074,179
Technology--22.7%
Acme Packet, Inc.                                        184,380  a,b     1,430,789
Ariba, Inc.                                              113,040  a,b     1,662,818
BigBand Networks, Inc.                                   166,700  a         788,491
Broadridge Financial Solutions, Inc.                     108,700          2,288,135
CACI International, Inc., Class A                         96,760  a,b     4,428,705
Diodes, Inc.                                             122,680  a,b     3,390,875
Eagle Test Systems, Inc.                                  95,897  a,b     1,074,046
FLIR Systems, Inc.                                        45,800  a,b     1,858,106
Forrester Research, Inc.                                  86,140  a,b     2,660,003
Informatica Corp.                                        160,220  a,b     2,409,709
IPG Photonics Corp.                                      148,210  a       2,787,830
j2 Global Communications, Inc.                            73,290  a,b     1,685,670
Jack Henry & Associates, Inc.                             42,890  b         928,140
Knot, Inc.                                               160,880  a,b     1,573,406
Kulicke and Soffa Industries, Inc.                       264,870  a,b     1,930,902
Lattice Semiconductor Corp.                              488,390  a,b     1,528,661
ManTech International Corp., Class A                      63,940  a,b     3,076,793
Marchex, Inc., Class B                                   116,072          1,430,007
Mellanox Technologies Ltd.                               219,630  a       2,973,790
Metavante Technologies, Inc.                             162,290  a       3,671,000
Microsemi Corp.                                           75,910  a,b     1,911,414
Ness Technologies, Inc.                                  178,000  a       1,801,360
Netscout Systems, Inc.                                   262,840  a       2,807,131
Neutral Tandem, Inc.                                     118,320  a       2,070,600
NICE Systems Ltd. - ADR                                   52,860  a       1,563,070
ON Semiconductor Corp.                                   285,470  a,b     2,617,760
OpNext, Inc.                                             409,550  a       2,203,379
PMC-Sierra, Inc.                                         199,020  a,b     1,522,503
Polycom, Inc.                                            117,210  a,b     2,855,236
QAD, Inc.                                                 48,395  b         327,634
SkillSoft PLC - ADR                                      365,210  a       3,301,498
Teradyne, Inc.                                           143,160  a,b     1,584,781
Ultimate Software Group, Inc.                             41,300  a,b     1,471,519
ValueClick, Inc.                                         205,690  a,b     3,116,204
                                                                         72,731,965
Telecommunication Services--1.5%
NeuStar, Inc., Class A                                   222,080  a,b     4,788,045
Utilities--0.3%
Synthesis Energy Systems, Inc.                           103,470  a         931,230
Total Equities (Cost $279,792,467)                                      297,082,077

INVESTMENT OF CASH COLLATERAL--8.0%
BlackRock Cash Strategies L.L.C. (Cost $25,559,359)   25,559,359  c,e    25,559,359
TOTAL UNAFFILIATED INVESTMENTS (Cost $305,351,826)                      322,641,436

AFFILIATED INVESTMENTS--21.7%
Dreyfus Institutional Cash Advantage Fund             45,763,797  d,e    45,763,797
Dreyfus Institutional Preferred Plus
 Money Market Fund                                    23,833,437  d      23,833,437
                                                                        -----------
TOTAL AFFILIATED INVESTMENTS (Cost $69,597,234)                          69,597,234

TOTAL INVESTMENTS--122.3% (Cost $374,949,060)                           392,238,670
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.3%)                          (71,450,348)
                                                                        -----------
NET ASSETS--100%                                                        320,788,322
                                                                        ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of thIs security amounted to $25,559,359 or 8.0% of net assets.
d    Affilated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $374,949,060. Net unrealized appreciation on investments was $17,289,610 of which $33,273,294 related to appreciated investment securities and $15,983,684 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008, the fund held the following futures contracts:

                                                                       Underlying
                                                                          Face
                                                    Expiration          Amount at        Unrealized
Contract                              Position         Date               Value          Depreciation
------------------------------------------------------------------------------------------------------
Russell 2000 Index (27 Contracts)        Long         9/18/2008        $9,337,950        ($582,021)
                                                                                         =========

Mellon Institutional Funds Investment Trust
The Boston Company Small/Mid Cap Growth Fund
Schedule of Investments - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Security                                                Shares                Value ($)
----------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--89.0%
Equities--88.4%
Consumer Discretionary--11.2%
Bed Bath & Beyond, Inc.                               12,960 a                364,176
Dollar Tree, Inc.                                     23,650 a                773,118
Gentex Corp.                                          49,320                  712,181
Interactive Data Corp.                                26,670                  670,217
Interface, Inc., Class A                              40,980 b                513,479
Lions Gate Entertainment Corp.                        98,368 a              1,019,092
Panera Bread Co., Class A                             12,100 a,b              559,746
Polaris Industries, Inc.                              18,130 b                732,089
THQ, Inc.                                             32,780 a,b              664,123
Tiffany & Co.                                          9,270 b                377,753
Tractor Supply Co.                                    17,720 a                514,589
Warnaco Group, Inc.                                   22,860 a,b            1,007,440
WMS Industries, Inc.                                  27,990 a,b              833,262
                                                                            8,741,265
Consumer Staples--6.4%
Alberto-Culver Co.                                    37,760                  991,955
Bare Escentuals, Inc.                                 69,240 a,b            1,296,865
Church & Dwight Co., Inc.                             14,400                  811,440
Estee Lauder Companies Inc., Class A                  17,810 b                827,275
Longs Drug Stores Corp.                               12,620                  531,428
NBTY, Inc.                                            17,230 a                552,394
                                                                            5,011,357
Energy--10.7%
Berry Petroleum Co., Class A                          13,970                  822,554
Delta Petroleum Corp.                                 30,040 a,b              766,621
Denbury Resources, Inc.                               26,030                  950,095
Dril-Quip, Inc.                                       16,130 a              1,016,190
Global Industries Ltd.                                22,400 a                401,632
NATCO Group, Inc., Class A                            20,460 a              1,115,684
Oil States International, Inc.                         7,010 a                444,714
Penn Virginia Corp.                                    6,370 b                480,425
Range Resources Corp.                                 12,440                  815,318
Superior Energy Services, Inc.                         6,540 a                360,616
Tidewater, Inc.                                       17,650 b              1,147,780
                                                                            8,321,629
Financials--4.6%
Arch Capital Group Ltd.                               14,250 a                945,060
People's United Financial, Inc.                       58,310                  909,636
Plum Creek Timber Co., Inc. REIT                      32,090 b              1,370,564
RLI Corp.                                              7,140 b                353,216
                                                                            3,578,476
Health Care--13.9%
Alnylam Pharmaceuticals, Inc.                         11,480 a,b              306,860
Bio-Rad Laboratories Inc., Class A                     6,990 a                565,421
BioMarin Pharmaceutical, Inc.                         13,370 a,b              387,463
Covance, Inc.                                          9,410 a                809,448
Henry Schein, Inc.                                     7,090 a                365,631
Integra LifeSciences Holdings Corp.                   26,140 a,b            1,162,707
NuVasive, Inc.                                        14,760 a,b              659,182
PAREXEL International Corp.                           23,600 a                620,916
PerkinElmer, Inc.                                     38,710                1,078,073
PSS World Medical, Inc.                               18,570 a,b              302,691
ResMed, Inc.                                          16,010 a                572,197
Thermo Fisher Scientific, Inc.                        19,170 a              1,068,344
United Therapeutics Corp.                              5,300 a                518,075
Vertex Pharmaceuticals, Inc.                          15,160 a                507,405
Waters Corp.                                          10,930 a                704,985
Wright Medical Group, Inc.                            42,730 a,b            1,213,959
                                                                           10,843,357
Industrials--10.3%
Actuant Corp., Class A                                29,700                  931,095
Bucyrus International, Inc., Class A                   8,690                  634,544
Clean Harbors, Inc.                                    6,680 a                474,681
Covanta Holding Corp.                                 37,090 a                989,932
Dun & Bradstreet Corp.                                 4,390                  384,740
Excel Maritime Carriers Ltd.                           8,300 b                325,775
Flowserve Corp.                                        4,870                  665,729
Joy Global, Inc.                                       8,340                  632,422
Landstar System, Inc.                                 14,810                  817,808
MSC Industrial Direct Co., Inc., Class A              14,990 b                661,209
Quanta Services, Inc.                                 22,350 a                743,585
UTI Worldwide, Inc.                                   38,390                  765,880
                                                                            8,027,400
Materials--3.1%
Airgas, Inc.                                          15,190                  886,944
AptarGroup, Inc.                                      12,840 b                538,638
Silver Wheaton Corp.                                  33,900 a                496,635
Sims Group Ltd. - ADR                                 11,680                  466,032
                                                                            2,388,249
Technology--25.6%
Akamai Technologies, Inc.                             38,320 a,b            1,333,153
Alliance Data Systems Corp.                           15,280 a                864,084
Amdocs Ltd.                                           29,370 a                864,065
BMC Software, Inc.                                    23,370 a                841,320
Broadridge Financial Solutions, Inc.                  24,550                  516,777
Brocade Communications Systems, Inc.                 100,650 a                829,356
CACI International, Inc., Class A                     22,280 a,b            1,019,756
Cognizant Technology Solutions Corp., Class A         36,900 a              1,199,619
FLIR Systems, Inc.                                    10,160 a                412,191
Global Payments, Inc.                                 26,000                1,211,600
Harris Corp.                                          14,370                  725,541
Hewitt Associates, Inc., Class A                      31,020 a              1,188,997
Iron Mountain, Inc.                                   32,480 a,b              862,344
j2 Global Communications, Inc.                        17,190 a                395,370
Jack Henry & Associates, Inc.                         16,420 b                355,329
ManTech International Corp., Class A                  14,690 a                706,883
McAfee, Inc.                                          27,520 a                936,506
Metavante Technologies, Inc.                          49,660 a              1,123,309
Microsemi Corp.                                       16,760 a,b              422,017
NICE Systems Ltd. - ADR                               11,520 a                340,646
ON Semiconductor Corp.                                63,480 a,b              582,112
PMC-Sierra, Inc.                                      42,800 a,b              327,420
Polycom, Inc.                                         22,340 a                544,202
SunPower Corp., Class A                                7,170 a,b              516,097
Synopsys, Inc.                                        16,530 a                395,232
Teradyne, Inc.                                        32,750 a                362,543
ValueClick, Inc.                                      42,380 a                642,057
VeriSign, Inc.                                        12,180 a,b              460,404
                                                                           19,978,930
Telecommunication Services--1.6%
NeuStar, Inc., Class A                                57,780 a,b            1,245,737
Utilities--1.0%
Energen Corp.                                         10,400                  811,512
Total Equities (Cost $68,162,094)                                          68,947,912

INVESTMENT IN CASH COLLATERAL--0.6%
BlackRock Cash Strategies L.L.C. (Cost $474,969)     474,969 c,e              474,969
TOTAL UNAFFILIATED INVESTMENTS (Cost $68,637,063)                          69,422,881

AFFILIATED INVESTMENTS--28.5%
Dreyfus Institutional Cash Advantage Fund         16,345,414 d,e           16,345,414
Dreyfus Institutional Prefered Plus
 Money Market Fund                                 5,836,992 d              5,836,992
                                                                          -----------
TOTAL AFFILIATED INVESTMENTS (Cost $22,182,406)                            22,182,406

TOTAL INVESTMENTS--117.5% (Cost $90,819,469)                               91,605,287
LIABILITIES IN EXCESS OF OTHER ASSETS--(17.5%)                            (13,630,716)
                                                                          -----------
NET ASSETS--100.0%                                                         77,974,571
                                                                          ===========

Notes to Schedule of Investments:
ADR--American Depository Receipt.
REIT--Real Estate Investment Trust.
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at June 30, 2008.
c Illiquid security. At the period end, the value of this security amounted to $474,969 or 0.6% of net assets.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $90,819,469. Net unrealized appreciation on investments was $785,818 of which $3,808,293 related to appreciated investment securities and $3,022,475 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2008, the Fund held the following futures contracts:

                                                                               Underlying
                                                                                 Face
                                                                                Amount at        Unrealized
Contract                                     Position     Expiration Date        Value          Depreciation
---------------------------------------------------------------------------------------------------------------
Russell 2000 Index (6 Contracts)              Long           9/18/2008         $2,075,100         ($128,846)

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                           MELLON INSTITUTIONAL FUNDS
                                           INVESTMENT TRUST

                                           By: /s/ STEVEN M. ANDERSON
                                               --------------------------------
                                               Steven M. Anderson
                                               Treasurer

                                           Date: August 28, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ STEVEN M. ANDERSON
                                                  -----------------------------
                                                  Steven M. Anderson
                                                  Treasurer

                                           Date:  August 28, 2008


                                           By:    /s/ J. DAVID OFFICER
                                                  -----------------------------
                                                  J. David Officer
                                                  President

                                           Date:  August 28, 2008